BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.8%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.13%), 0.28%, 05/25/37
(a)
..... USD 47 $ 12,211
Ajax Mortgage Loan Trust
(b)
:
Series 2017-D, Class A, 3.75%, 12/25/57 .. 119 119,610
Series 2018-B, Class A, 3.75%, 02/26/57
(c)
. 81 80,931
Series 2018-D, Class A, 3.75%, 08/25/58
(c)(d)
141 140,546
Series 2018-E, Class A, 4.38%, 06/25/58
(d)
90 91,963
Series 2018-F, Class A, 4.38%, 11/25/58
(c)(d)
312 314,241
Series 2018-G, Class A, 4.38%, 06/25/57
(c)(d)
170 165,668
Series 2018-G, Class B, 5.25%, 06/25/57
(c)(d)
100 75,500
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
99 97,650
Series 2019-A, Class A, 3.75%, 08/25/57
(d)
166 169,086
Series 2019-B, Class A, 3.75%, 01/25/59
(d)
278 282,626
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.35%,
10/21/28
(a)(b)
..................... 250 249,329
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.73%, 01/15/30 .... 250 244,181
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/15/30 .... 250 238,965
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class AR, (LIBOR USD 3 Month + 1.27%),
1.55%, 07/15/30
(a)(b)
................ 250 248,304
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.36%,
04/15/31
(a)(b)
..................... 500 492,249
Arbor Realty CLO Ltd., Series 2017-FL3, Class
A, (LIBOR USD 1 Month + 0.99%), 1.14%,
12/15/27
(a)(b)
..................... 100 98,835
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.63%, 05/25/35
(a)
................. 73 66,241
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.25%,
07/17/26
(a)(b)
..................... 93 92,675
Avery Point VI CLO Ltd., Series 2015-6A, Class
AR, (LIBOR USD 3 Month + 1.05%), 1.30%,
08/05/27
(a)(b)
..................... 250 249,699
B2R Mortgage Trust, Series 2015-2, Class A,
3.34%, 11/15/48
(b)
................. 2 2,087
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.22%,
07/20/29
(a)(b)
..................... 250 247,382
Battalion CLO X Ltd., Series 2016-10A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 01/24/29
(a)(b)
................ 300 298,799
BCMSC Trust
(d)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 53 15,515
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 14,881
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 11,340
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.55%, 12/15/35
(a)(b)
100 98,254
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 1.87%, 08/25/34 .... 2 2,432
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.32%, 09/25/36 .... 134 164,729
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.31%, 01/25/37 ... 37 36,323
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 23 22,379
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.29%, 03/25/37 .... 45 46,510
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 1A3, (LIBOR USD 1
Month + 0.25%), 0.40%, 04/25/37 .... USD 79 $ 86,779
Bear Stearns Asset-Backed Securities Trust,
Series 2005-4, Class M2, (LIBOR USD 1
Month + 1.20%), 1.35%, 01/25/36
(a)
..... 1 1,343
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.51%, 10/18/29
(a)(b)
......... 250 248,972
California Street CLO XII Ltd., Series 2013-12A,
Class AR, (LIBOR USD 3 Month + 1.03%),
1.31%, 10/15/25
(a)(b)
................ 161 160,323
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.24%, 04/17/31 .... 249 246,239
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.85%, 07/28/28 .... 250 245,340
Carlyle US CLO Ltd., Series 2017-4A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.46%,
01/15/30
(a)(b)
..................... 250 248,107
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.31%, 10/25/36
(a)
........... 65 62,318
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class AR, (LIBOR USD 3 Month + 1.09%),
1.36%, 10/20/28
(a)(b)
................ 250 248,128
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.52%, 10/17/30
(a)(b)
................ 250 248,123
Cent CLO 24 Ltd., Series 2015-24A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 1.35%,
10/15/26
(a)(b)
..................... 242 241,236
CIFC Funding Ltd.
(a)(b)
:
Series 2013-1A, Class A2R, (LIBOR USD 3
Month + 1.75%), 2.02%, 07/16/30 .... 250 244,863
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.40%, 10/17/30 .... 250 248,879
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.35%, 05/25/37 ... 187 150,384
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.42%, 05/25/37 ... 85 68,743
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30 . 15 15,577
Series 1998-8, Class M1, 6.98%, 09/01/30
(d)
56 51,691
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.65%, 11/15/32
(a)
... 96 89,251
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(d)
31 10,990
Series 2000-4, Class A6, 8.31%, 05/01/32
(d)
42 15,024
Series 2000-5, Class A6, 7.96%, 05/01/31 . 38 19,377
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.31%, 12/25/35
(a)
... 30 29,872
Series 2006-S3, Class A4, 6.53%,
01/25/29
(e)
.................... 10 11,227
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.37%, 12/25/25
(a)
... 2 2,137
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(d)
...................... 30 31,300
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
..................... 100 104,376
CWABS Asset-Backed Certificates Trust, Series
2005-17, Class 1AF4, 6.05%, 05/25/36
(e)
.. 23 23,892

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... USD 10 $ 11,264
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.45%, 12/15/33 ... 20 18,662
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 0.34%, 05/15/35 ... 75 71,325
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.33%, 05/15/35 .... 11 10,498
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.30%, 11/15/36 .... 21 17,596
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.40%,
01/15/31
(a)(b)
..................... 280 277,689
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.40%), 0.55%, 01/25/36
(a)
..... 39 26,972
Flatiron CLO Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 0.89%), 1.17%,
04/15/27
(a)(b)
..................... 154 154,163
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.35%, 01/25/47 .... 27 17,694
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.40%, 02/25/47 .... 25 25,305
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.32%, 07/25/27
(a)(b)
.......... 141 139,991
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.15%), 0.30%,
05/25/37
(a)
...................... 40 34,021
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
......... 144 37,332
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.87%, 04/15/36
(a)
................. 31 29,253
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.41%,
10/19/28
(a)(b)
..................... 250 248,343
Invitation Homes Trust, Series 2018-SFR3,
Class E, (LIBOR USD 1 Month + 2.00%),
2.15%, 07/17/37
(a)(b)
................ 100 100,066
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 0.38%, 05/25/37
(a)
........... 672 241,699
Legacy Mortgage Asset Trust, Series 2019-SL1,
Class A, 4.00%, 12/28/54
(b)(d)
.......... 53 53,461
Lehman ABS Manufactured Housing Contract
Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40
(d)
98 104,224
Series 2002-A, Class C, 0.00%, 06/15/33 . 6 5,549
Litigation Fee Residual Funding LLC, Series
2015-1, Class A, 4.00%, 10/30/27
(c)
..... 60 59,628
Long Beach Mortgage Loan Trust
(a)
:
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.15%), 0.30%, 06/25/36 .... 25 15,652
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.31%, 08/25/36 .... 16 8,407
Series 2006-9, Class 2A2, (LIBOR USD 1
Month + 0.11%), 0.26%, 10/25/36 .... 21 9,341
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.46%, 10/21/30
(a)(b)
.......... 250 247,345
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.39%, 05/25/37
(a)
USD 22 $ 16,746
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (LIBOR USD 1
Month + 0.60%), 0.75%, 12/25/34
(a)
..... 78 72,297
Morgan Stanley Mortgage Loan Trust, Series
2007-9SL, Class A, (LIBOR USD 1 Month +
0.32%), 0.47%, 07/25/37
(a)
........... 15 14,306
MP CLO VIII Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 0.91%), 1.16%,
10/28/27
(a)(b)
..................... 233 231,989
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(d)
.... 11 8,983
OCP CLO Ltd., Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.39%,
10/18/28
(a)(b)
..................... 100 99,660
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (LIBOR USD 3 Month +
1.19%), 1.46%, 01/20/31
(a)(b)
.......... 250 249,188
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.29%, 07/17/30
(a)(b)
......... 305 300,643
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.30%,
05/23/31
(a)(b)
..................... 285 281,217
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.36%, 03/25/37
(a)
... 40 27,833
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
.................... 36 35,556
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
.................... 43 42,018
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
.................... 51 52,693
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.35%, 10/15/37
(a)(b)(c)
... 25 24,263
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.00%, 01/25/37
(e)
......... 30 29,039
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.51%, 10/22/30
(a)(b)
................ 489 486,264
OZLM XXI Ltd., Series 2017-21A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.17%,
01/20/31
(a)(b)
..................... 250 232,994
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.12%, 07/20/27
(a)(b)
159 157,753
Regatta VI Funding Ltd., Series 2016-1A, Class
AR, (LIBOR USD 3 Month + 1.08%), 1.35%,
07/20/28
(a)(b)
..................... 250 249,600
Scholar Funding Trust, Series 2013-A, Class
A, (LIBOR USD 1 Month + 0.65%), 0.79%,
01/30/45
(a)(b)
..................... 174 171,959
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.16%), 0.31%, 07/25/36
(a)
........... 17 5,438
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.51%,
07/20/30
(a)(b)
..................... 250 249,259
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.58%, 03/15/24
(a)
........... 71 69,914
Sound Point CLO XIV Ltd., Series 2016-3A,
Class C, (LIBOR USD 3 Month + 2.65%),
2.91%, 01/23/29
(a)(b)
................ 250 243,547

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Structured Asset Investment Loan Trust, Series
2004-8, Class M4, (LIBOR USD 1 Month +
1.50%), 1.65%, 09/25/34
(a)
........... USD 24 $ 24,122
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.30%), 0.45%, 01/25/35
(a)
........... 22 22,004
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.15%, 04/15/28
(a)(b)
................ 248 246,536
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.20%), 1.48%,
11/18/30
(a)(b)
..................... 250 248,335
Venture 35 CLO Ltd., Series 2018-35A, Class
AS, (LIBOR USD 3 Month + 1.15%), 1.41%,
10/22/31
(a)(b)
..................... 250 250,501
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.30%, 07/25/37
(a)(b)
49 43,677
Total Asset-Backed Securities — 2.8%
(Cost: $13,934,854) ............................... 13,799,446
Shares
Shares
Common Stocks — 58.9%
Aerospace & Defense — 0.6%
Curtiss-Wright Corp. .................. 779 72,649
HEICO Corp. ...................... 3,739 391,324
Hexcel Corp.
(f)
...................... 771 25,867
L3Harris Technologies, Inc. ............. 3,381 574,229
Lockheed Martin Corp. ................ 2,175 833,634
Mercury Systems, Inc.
(g)
............... 1,682 130,288
Northrop Grumman Corp. .............. 1,874 591,228
Teledyne Technologies, Inc.
(g)
............ 1,161 360,154
2,979,373
Airlines — 0.1%
Alaska Air Group, Inc. ................. 8,329 305,092
United Airlines Holdings, Inc.
(g)
........... 8,667 301,178
606,270
Auto Components — 0.1%
Aptiv plc .......................... 5,296 485,537
Automobiles — 0.7%
Harley-Davidson, Inc. ................. 5,853 143,633
Tesla, Inc.
(g)
........................ 8,194 3,515,308
3,658,941
Banks — 1.5%
Bank of America Corp. ................ 67,409 1,623,883
Bank of Hawaii Corp.
(f)
................ 641 32,383
Bank OZK
(f)
........................ 2,399 51,147
Cullen/Frost Bankers, Inc. .............. 9,227 590,067
First Horizon National Corp. ............. 7,784 73,403
First Republic Bank .................. 5,856 638,655
JPMorgan Chase & Co. ............... 20,940 2,015,894
Prosperity Bancshares, Inc. ............. 853 44,211
Wells Fargo & Co. ................... 86,534 2,034,414
Zions Bancorp NA ................... 4,046 118,224
7,222,281
Beverages — 1.0%
Brown-Forman Corp., Class B ........... 4,426 333,367
Molson Coors Beverage Co., Class B ...... 1,079 36,211
Security
Shares
Shares Value
Beverages (continued)
PepsiCo, Inc. ...................... 34,477 $ 4,778,512
5,148,090
Biotechnology — 2.0%
AbbVie, Inc. ....................... 37,940 3,323,165
Amgen, Inc. ....................... 8,617 2,190,097
Biogen, Inc.
(g)
...................... 2,590 734,731
Gilead Sciences, Inc. ................. 44,875 2,835,651
Immunomedics, Inc.
(g)
................. 1,900 161,557
Moderna, Inc.
(g)
..................... 2,599 183,879
Regeneron Pharmaceuticals, Inc.
(g)
........ 914 511,639
9,940,719
Building Products — 0.5%
Allegion plc ........................ 21,575 2,133,983
Lennox International, Inc. .............. 733 199,823
Masco Corp. ....................... 480 26,463
Trex Co., Inc.
(g)
..................... 570 40,812
2,401,081
Capital Markets — 2.4%
Ameriprise Financial, Inc. .............. 2,624 404,385
Cboe Global Markets, Inc. .............. 8,280 726,487
Charles Schwab Corp. (The) ............ 52,199 1,891,170
CME Group, Inc. .................... 4,713 788,532
FactSet Research Systems, Inc.
(f)
......... 3,453 1,156,341
Franklin Resources, Inc.
(f)
.............. 2,952 60,073
Intercontinental Exchange, Inc. .......... 7,910 791,396
Invesco Ltd. ....................... 4,679 53,387
MarketAxess Holdings, Inc. ............. 183 88,131
Moody's Corp. ...................... 9,136 2,648,070
S&P Global, Inc. .................... 7,407 2,670,964
State Street Corp. ................... 2,224 131,950
T. Rowe Price Group, Inc. .............. 1,864 239,002
TD Ameritrade Holding Corp. ............ 2,483 97,209
11,747,097
Chemicals — 1.2%
Air Products & Chemicals, Inc. ........... 2,103 626,400
Ecolab, Inc. ....................... 13,931 2,783,971
FMC Corp.
(f)
....................... 3,631 384,559
PPG Industries, Inc. .................. 9,160 1,118,253
Sherwin-Williams Co. (The) ............. 1,072 746,905
5,660,088
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 2,027 674,646
Copart, Inc.
(g)
...................... 2,809 295,395
970,041
Communications Equipment — 0.8%
Cisco Systems, Inc. .................. 103,568 4,079,544
Construction & Engineering — 0.2%
EMCOR Group, Inc. .................. 11,509 779,274
MasTec, Inc.
(g)
...................... 9,673 408,201
1,187,475
Consumer Finance — 0.3%
Ally Financial, Inc. ................... 31,294 784,541
American Express Co. ................ 9,014 903,653
1,688,194
Containers & Packaging — 0.0%
International Paper Co. ................ 2,349 95,228
Distributors — 0.2%
Genuine Parts Co. ................... 11,798 1,122,816

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.
(g)
..... 3,708 $ 563,765
H&R Block, Inc. ..................... 14,848 241,874
ServiceMaster Global Holdings, Inc.
(g)
...... 1,489 59,381
865,020
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B
(g)
....... 14,275 3,039,718
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ......................... 36,071 1,028,384
CenturyLink, Inc.
(f)
................... 18,190 183,537
Verizon Communications, Inc. ........... 23,118 1,375,290
2,587,211
Electric Utilities — 0.9%
Alliant Energy Corp. .................. 1,328 68,591
Eversource Energy .................. 12,208 1,019,978
IDACORP, Inc. ..................... 2,991 238,981
NextEra Energy, Inc. ................. 7,596 2,108,346
Pinnacle West Capital Corp. ............ 4,741 353,442
Xcel Energy, Inc. .................... 9,538 658,217
4,447,555
Electrical Equipment — 0.4%
AMETEK, Inc. ...................... 8,300 825,020
Hubbell, Inc. ....................... 7,181 982,648
Rockwell Automation, Inc. .............. 217 47,888
1,855,556
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc. ........................ 15,913 411,192
National Instruments Corp. ............. 15,804 564,203
Zebra Technologies Corp., Class A
(g)
....... 446 112,597
1,087,992
Energy Equipment & Services — 0.1%
Baker Hughes Co.
(f)
.................. 21,252 282,439
Schlumberger NV ................... 12,290 191,233
TechnipFMC plc ..................... 38,149 240,720
714,392
Entertainment — 1.0%
Activision Blizzard, Inc. ................ 14,652 1,186,079
Electronic Arts, Inc.
(g)
................. 2,333 304,247
Netflix, Inc.
(g)
....................... 4,448 2,224,133
Roku, Inc.
(g)
........................ 1,362 257,146
Walt Disney Co. (The) ................ 6,837 848,335
4,819,940
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc. ....... 3,030 484,800
American Tower Corp. ................ 6,078 1,469,235
AvalonBay Communities, Inc. ........... 3,113 464,896
Camden Property Trust ................ 2,216 197,180
Equity Residential ................... 20,222 1,037,995
Macerich Co. (The) .................. 17,060 115,837
Prologis, Inc. ....................... 39,065 3,930,720
7,700,663
Food & Staples Retailing — 0.8%
Costco Wholesale Corp. ............... 11,256 3,995,880
Food Products — 1.2%
General Mills, Inc. ................... 36,671 2,261,867
Hershey Co. (The) ................... 12,071 1,730,257
Hormel Foods Corp.
(f)
................. 6,178 302,043
McCormick & Co., Inc. (Non-Voting) ....... 7,589 1,473,025
5,767,192
Security
Shares
Shares Value
Gas Utilities — 0.0%
UGI Corp. ......................... 3,872 $ 127,699
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories .................. 17,668 1,922,808
Dentsply Sirona, Inc. ................. 1,400 61,222
DexCom, Inc.
(g)
..................... 2,947 1,214,842
Edwards Lifesciences Corp.
(g)
........... 26,764 2,136,303
Hologic, Inc.
(g)
...................... 8,245 548,045
IDEXX Laboratories, Inc.
(g)
.............. 2,610 1,026,017
Medtronic plc ...................... 9,462 983,291
Quidel Corp.
(g)
...................... 352 77,222
Stryker Corp. ...................... 5,699 1,187,501
West Pharmaceutical Services, Inc. ....... 549 150,920
9,308,171
Health Care Providers & Services — 1.2%
1Life Healthcare, Inc.
(g)
................ 10,732 304,360
Anthem, Inc. ....................... 4,681 1,257,270
Cardinal Health, Inc. .................. 5,088 238,882
Cigna Corp. ....................... 2,125 359,996
CVS Health Corp. ................... 4,607 269,049
HCA Healthcare, Inc. ................. 1,874 233,650
Laboratory Corp. of America Holdings
(g)
..... 196 36,901
McKesson Corp. .................... 7,426 1,105,954
Quest Diagnostics, Inc. ................ 3,309 378,847
UnitedHealth Group, Inc.
(f)
.............. 5,424 1,691,040
5,875,949
Health Care Technology — 0.7%
(g)
Teladoc Health, Inc.
(f)
................. 7,522 1,649,123
Veeva Systems, Inc., Class A ............ 5,655 1,590,130
3,239,253
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment, Inc.
(g)
........... 10,518 589,639
Chipotle Mexican Grill, Inc.
(g)
............ 72 89,547
Darden Restaurants, Inc. .............. 4,366 439,831
Domino's Pizza, Inc. .................. 152 64,643
Dunkin' Brands Group, Inc. ............. 4,779 391,448
Extended Stay America, Inc. ............ 33,719 402,942
Penn National Gaming, Inc.
(g)
............ 4,624 336,165
Texas Roadhouse, Inc. ................ 3,418 207,780
Vail Resorts, Inc. .................... 2,365 506,039
Wyndham Destinations, Inc. ............ 8,844 272,041
3,300,075
Household Products — 1.4%
Church & Dwight Co., Inc. .............. 5,378 503,972
Clorox Co. (The)
(f)
................... 15,005 3,153,601
Colgate-Palmolive Co. ................ 19,888 1,534,359
Procter & Gamble Co. (The) ............ 10,749 1,494,004
6,685,936
Industrial Conglomerates — 0.6%
3M Co. ........................... 3,180 509,372
Carlisle Cos., Inc. ................... 3,140 384,242
Honeywell International, Inc. ............ 10,538 1,734,660
Roper Technologies, Inc. ............... 992 391,949
3,020,223
Insurance — 0.9%
Aflac, Inc. ......................... 4,707 171,099
Athene Holding Ltd., Class A
(g)
........... 10,858 370,041
Brighthouse Financial, Inc.
(g)
............ 448 12,056
Brown & Brown, Inc. .................. 3,346 151,473
Cincinnati Financial Corp. .............. 12,935 1,008,542
First American Financial Corp. ........... 11,078 563,981
Lincoln National Corp. ................ 15,309 479,631

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Insurance (continued)
Marsh & McLennan Cos., Inc. ........... 5,941 $ 681,433
Progressive Corp. (The) ............... 1,550 146,738
Unum Group ....................... 23,473 395,050
Willis Towers Watson plc ............... 1,191 248,705
4,228,749
Interactive Media & Services — 3.0%
(g)
Alphabet, Inc., Class A ................ 3,895 5,708,512
Alphabet, Inc., Class C ................ 2,741 4,028,174
Facebook, Inc., Class A ............... 9,719 2,545,406
Twitter, Inc. ........................ 58,000 2,581,000
14,863,092
Internet & Direct Marketing Retail — 2.8%
(g)
Amazon.com, Inc. ................... 4,141 13,038,891
Etsy, Inc. ......................... 380 46,219
Grubhub, Inc. ...................... 845 61,119
Wayfair, Inc., Class A
(f)
................ 2,354 685,038
13,831,267
IT Services — 3.2%
Accenture plc, Class A ................ 2,011 454,466
Automatic Data Processing, Inc. .......... 11,658 1,626,174
DXC Technology Co. ................. 4,438 79,218
Fiserv, Inc.
(g)
....................... 13,081 1,347,997
Mastercard, Inc., Class A ............... 7,306 2,470,670
PayPal Holdings, Inc.
(g)
................ 27,442 5,406,897
Visa, Inc., Class A ................... 21,349 4,269,160
15,654,582
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.
(g)
......... 674 32,777
Agilent Technologies, Inc. .............. 4,282 432,225
Avantor, Inc.
(g)
...................... 4,954 111,415
Thermo Fisher Scientific, Inc. ............ 660 291,403
867,820
Machinery — 1.4%
AGCO Corp. ....................... 4,451 330,576
Deere & Co. ....................... 12,339 2,734,693
Fortive Corp. ....................... 3,862 294,323
Oshkosh Corp. ..................... 11,516 846,426
PACCAR, Inc. ...................... 2,187 186,507
Snap-on, Inc. ...................... 3,571 525,401
Xylem, Inc. ........................ 25,660 2,158,519
7,076,445
Media — 1.3%
Altice USA, Inc., Class A
(g)
.............. 3,933 102,258
Cable One, Inc. ..................... 21 39,594
Comcast Corp., Class A ............... 23,196 1,073,047
Discovery, Inc., Class A
(g)
.............. 102,274 2,226,505
Discovery, Inc., Class C
(g)
.............. 3,017 59,133
Interpublic Group of Cos., Inc. (The) ....... 61,063 1,017,920
Liberty Media Corp.-Liberty SiriusXM, Class A
(g)
772 25,607
Nexstar Media Group, Inc., Class A ........ 3,423 307,831
Sirius XM Holdings, Inc. ............... 243,593 1,305,659
TEGNA, Inc. ....................... 2,428 28,529
ViacomCBS, Inc. .................... 2,513 70,389
6,256,472
Metals & Mining — 0.1%
Reliance Steel & Aluminum Co. .......... 3,721 379,691
Steel Dynamics, Inc. .................. 4,061 116,266
495,957
Security
Shares
Shares Value
Multiline Retail — 0.1%
Kohl's Corp. ....................... 10,034 $ 185,930
Nordstrom, Inc.
(f)
.................... 32,600 388,592
574,522
Multi-Utilities — 1.0%
Ameren Corp. ...................... 10,874 859,916
CMS Energy Corp. ................... 45,619 2,801,463
Consolidated Edison, Inc. .............. 13,677 1,064,070
4,725,449
Oil, Gas & Consumable Fuels — 1.0%
Chevron Corp. ...................... 6,511 468,792
Concho Resources, Inc. ............... 5,277 232,821
ConocoPhillips ..................... 26,862 882,148
Continental Resources, Inc.
(f)
............ 19,253 236,427
EOG Resources, Inc. ................. 27,851 1,000,965
Hess Corp. ........................ 1,782 72,937
Marathon Oil Corp. ................... 52,008 212,713
ONEOK, Inc. ....................... 4,065 105,609
Phillips 66 ......................... 4,277 221,720
Suncor Energy, Inc.
(f)
................. 18,471 225,900
Valero Energy Corp. .................. 13,910 602,581
Williams Cos., Inc. (The) ............... 29,774 585,059
4,847,672
Personal Products — 0.0%
Coty, Inc., Class A
(f)
.................. 35,962 97,097
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co. ............... 11,496 693,094
Catalent, Inc.
(g)
..................... 1,486 127,291
Johnson & Johnson .................. 24,382 3,629,992
Merck & Co., Inc. .................... 31,073 2,577,505
Pfizer, Inc. ........................ 51,559 1,892,215
Zoetis, Inc. ........................ 12,727 2,104,664
11,024,761
Professional Services — 0.3%
IHS Markit Ltd. ..................... 4,879 383,050
Robert Half International, Inc. ............ 10,764 569,846
Verisk Analytics, Inc. .................. 2,130 394,711
1,347,607
Road & Rail — 0.2%
CSX Corp. ........................ 6,990 542,913
Landstar System, Inc.
(f)
................ 1,923 241,317
Lyft, Inc., Class A
(g)
................... 996 27,440
Old Dominion Freight Line, Inc. .......... 1,513 273,732
1,085,402
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc. .................. 7,632 890,960
Applied Materials, Inc. ................ 42,476 2,525,198
Cirrus Logic, Inc.
(g)
................... 10,506 708,630
Intel Corp. ........................ 84,111 4,355,267
NVIDIA Corp. ...................... 11,277 6,103,338
Silicon Laboratories, Inc.
(g)
.............. 481 47,066
14,630,459
Software — 6.2%
Adobe, Inc.
(g)
....................... 6,996 3,431,048
Cadence Design Systems, Inc.
(g)
......... 1,839 196,093
HubSpot, Inc.
(g)
..................... 634 185,274
Intuit, Inc. ......................... 3,510 1,144,997
Microsoft Corp. ..................... 83,824 17,630,702
RingCentral, Inc., Class A
(g)
............. 370 101,606
salesforce.com, Inc.
(g)
................. 20,919 5,257,363
ServiceNow, Inc.
(f)(g)
.................. 1,997 968,545

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Shares
Shares Value
Software (continued)
VMware, Inc., Class A
(g)
............... 9,712 $ 1,395,323
30,310,951
Specialty Retail — 1.7%
Best Buy Co., Inc. ................... 3,437 382,504
Five Below, Inc.
(g)
.................... 1,907 242,189
Home Depot, Inc. (The) ............... 17,653 4,902,414
Lowe's Cos., Inc. .................... 11,971 1,985,510
TJX Cos., Inc. (The) .................. 18,423 1,025,240
8,537,857
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ........................ 122,519 14,188,925
Hewlett Packard Enterprise Co. .......... 96,848 907,466
HP, Inc. .......................... 13,208 250,820
NetApp, Inc. ....................... 11,127 487,808
15,835,019
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.
(g)
.............. 4,903 1,614,901
NIKE, Inc., Class B .................. 12,405 1,557,324
Ralph Lauren Corp. .................. 11,281 766,769
3,938,994
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. ....... 21,131 174,753
Tobacco — 0.0%
British American Tobacco plc, ADR ........ 1 36
Trading Companies & Distributors — 0.4%
Fastenal Co. ....................... 3,084 139,057
GATX Corp.
(f)
...................... 10,989 700,549
SiteOne Landscape Supply, Inc.
(g)
......... 304 37,073
WW Grainger, Inc. ................... 3,313 1,181,979
2,058,658
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc. .......... 21,077 388,660
United States Cellular Corp.
(f)(g)
........... 7,576 223,719
612,379
Total Common Stocks — 58.9%
(Cost: $255,722,611) .............................. 290,507,200
Par (000)
Par (000)
Corporate Bonds — 13.2%
Aerospace & Defense — 0.7%
BAE Systems Holdings, Inc.
(b)
:
2.85%, 12/15/20 .................. USD 18 18,050
3.80%, 10/07/24 .................. 27 29,969
3.85%, 12/15/25 .................. 45 50,796
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 200 223,522
Boeing Co. (The):
2.80%, 03/01/23 .................. 21 21,408
4.51%, 05/01/23 .................. 74 78,021
3.83%, 03/01/59 .................. 10 8,814
5.93%, 05/01/60 .................. 50 61,882
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 9 8,499
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 14 14,182
General Dynamics Corp.:
3.75%, 05/15/28 .................. 15 17,608
3.63%, 04/01/30 .................. 101 120,113
4.25%, 04/01/50 .................. 16 20,897
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc.
(b)
:
3.84%, 05/01/25 .................. USD 49 $ 53,841
4.20%, 05/01/30 .................. 98 112,484
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 75 86,175
4.40%, 06/15/28 .................. 220 262,243
Leidos, Inc., 4.38%, 05/15/30
(b)
......... 131 153,525
Lockheed Martin Corp.:
3.60%, 03/01/35 .................. 128 153,975
Series B, 6.15%, 09/01/36 ........... 23 34,098
4.70%, 05/15/46 .................. 34 46,331
2.80%, 06/15/50 .................. 104 109,309
Northrop Grumman Corp.:
2.93%, 01/15/25 .................. 45 48,963
3.25%, 01/15/28 .................. 176 197,749
4.03%, 10/15/47 .................. 46 56,320
5.25%, 05/01/50 .................. 21 30,124
Raytheon Technologies Corp.:
3.65%, 08/16/23 .................. 8 8,644
3.15%, 12/15/24
(b)
................. 35 37,809
3.95%, 08/16/25 .................. 71 80,687
7.20%, 08/15/27
(b)
................. 20 27,021
7.00%, 11/01/28
(b)
................. 89 121,995
4.13%, 11/16/28 .................. 238 281,822
2.25%, 07/01/30 .................. 123 130,089
5.40%, 05/01/35 .................. 22 29,900
4.20%, 12/15/44
(b)
................. 20 22,668
Textron, Inc.:
3.88%, 03/01/25 .................. 28 30,682
3.65%, 03/15/27 .................. 35 38,082
3.90%, 09/17/29 .................. 87 97,473
2.45%, 03/15/31 .................. 10 9,937
TransDigm, Inc.
(b)
:
8.00%, 12/15/25 .................. 100 108,750
6.25%, 03/15/26 .................. 261 272,561
3,317,018
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.20%, 10/17/28 .................. 18 21,146
3.90%, 02/01/35 .................. 69 78,122
3.88%, 08/01/42 .................. 29 31,979
4.55%, 04/01/46 .................. 22 26,530
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 70 80,860
4.45%, 04/01/30 .................. 91 113,914
6.20%, 01/15/38 .................. 107 161,052
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 .................. 12 12,248
6.75%, 08/15/24 .................. 31 32,836
558,687
Airlines — 0.2%
Air Canada Pass-Through Trust
(b)
:
Series 2015-2, Class B, 5.00%, 12/15/23 . 19 15,600
Series 2017-1, Class AA, 3.30%, 01/15/30 18 17,067
Alaska Airlines Pass-Through Trust, Series
2020-1, Class A, 4.80%, 08/15/27
(b)
..... 85 89,017
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 81 58,424
Series 2016-1, Class B, 5.25%, 01/15/24 . 52 35,901
Series 2017-1, Class B, 4.95%, 02/15/25 . 20 13,745
Series 2017-2, Class B, 3.70%, 10/15/25 . 20 12,688
Series 2016-3, Class B, 3.75%, 10/15/25 . 1 544
Series 2015-2, Class AA, 3.60%, 09/22/27 13 12,826
Series 2016-1, Class AA, 3.58%, 01/15/28 32 31,068

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Airlines (continued)
Series 2019-1, Class B, 3.85%, 02/15/28 . USD 70 $ 46,582
Series 2016-2, Class AA, 3.20%, 06/15/28 30 28,153
Series 2016-3, Class AA, 3.00%, 10/15/28 47 43,516
Series 2017-1, Class AA, 3.65%, 02/15/29 22 20,725
Series 2019-1, Class AA, 3.15%, 02/15/32 68 63,722
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 150 149,492
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 22 15,334
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/32 ........... 95 98,299
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 44 34,868
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 10 8,735
Series 2014-2, Class B, 4.63%, 09/03/22 . 6 5,481
Series 2016-2, Class B, 3.65%, 10/07/25 . 4 3,366
Series 2016-1, Class B, 3.65%, 01/07/26 . 2 1,197
Series 2018-1, Class B, 4.60%, 03/01/26 . 21 15,964
Series 2015-1, Class AA, 3.45%, 12/01/27 13 12,646
Series 2019-2, Class B, 3.50%, 05/01/28 . 44 32,191
Series 2016-1, Class AA, 3.10%, 07/07/28 4 4,121
Series 2016-2, Class AA, 2.88%, 10/07/28 25 23,975
Series 2018-1, Class AA, 3.50%, 03/01/30 9 8,605
Series 2019-2, Class AA, 2.70%, 05/01/32 42 39,729
943,581
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 21 20,737
Aptiv plc, 5.40%, 03/15/49 ............ 9 10,186
30,923
Automobiles — 0.1%
(b)
Hyundai Capital America:
3.95%, 02/01/22 .................. 120 124,275
2.38%, 02/10/23 .................. 173 177,379
Nissan Motor Co. Ltd., 4.81%, 09/17/30 .... 200 201,201
502,855
Banks — 2.3%
Banco de Credito del Peru, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.00%), 3.13%, 07/01/30
(a)(b)
........ 32 32,000
Banco Internacional del Peru SAA Interbank,
3.25%, 10/04/26
(b)
................ 100 104,438
Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand,
5.38%, 04/17/25
(b)
................ 200 221,470
Banco Santander SA, 2.71%, 06/27/24 ..... 400 423,208
Bancolombia SA, 3.00%, 01/29/25 ....... 200 199,950
Bank of America Corp.:
(LIBOR USD 3 Month + 0.63%), 2.33%,
10/01/21
(a)
.................... 450 450,000
(LIBOR USD 3 Month + 0.37%), 2.74%,
01/23/22
(a)
.................... 10 10,070
(LIBOR USD 3 Month + 0.93%), 2.82%,
07/21/23
(a)
.................... 65 67,511
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 149 156,419
4.20%, 08/26/24 .................. 62 69,046
4.00%, 01/22/25 .................. 25 27,850
Series L, 3.95%, 04/21/25 ........... 5 5,554
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 109 114,922
4.45%, 03/03/26 .................. 90 103,801
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 369 417,070
Security
Par (000)
Par (000) Value
Banks (continued)
Series FF, (LIBOR USD 3 Month + 2.93%),
5.87%
(a)(h)
..................... USD 60 $ 64,695
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 8 9,046
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 39 43,799
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 197 219,217
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 119 136,537
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 79 92,672
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 97 106,716
(SOFR + 2.15%), 2.59%, 04/29/31
(a)
.... 98 104,264
(LIBOR USD 3 Month + 1.32%), 4.08%,
04/23/40
(a)
.................... 26 30,958
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 212 216,469
Barclays plc, (LIBOR USD 3 Month + 1.90%),
4.97%, 05/16/29
(a)
................ 200 234,033
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)
........... 200 202,802
BNP Paribas SA, (SOFR + 2.07%), 2.22%,
06/09/26
(a)(b)
.................... 305 314,513
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 19 19,716
4.40%, 06/10/25 .................. 77 86,880
3.70%, 01/12/26 .................. 41 45,945
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 352 395,688
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
.................... 157 174,973
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 113 130,698
(LIBOR USD 3 Month + 1.34%), 3.98%,
03/20/30
(a)
.................... 16 18,418
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 208 224,875
Citizens Financial Group, Inc., 3.25%, 04/30/30 39 43,050
Danske Bank A/S
(b)
:
5.00%, 01/12/22 .................. 200 210,110
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)
............... 200 200,194
Discover Bank, 4.65%, 09/13/28 ......... 260 306,003
HSBC Holdings plc, (LIBOR USD 3 Month +
1.53%), 4.58%, 06/19/29
(a)
........... 400 461,492
Huntington National Bank (The), 3.25%,
05/14/21 ...................... 259 263,086
ING Groep NV, 4.10%, 10/02/23 ......... 410 449,243
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24
(a)
.................... 68 73,663
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 515 565,124
(LIBOR USD 3 Month + 1.16%), 3.22%,
03/01/25
(a)
.................... 35 37,596
3.90%, 07/15/25 .................. 128 144,784
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 205 212,247
3.30%, 04/01/26 .................. 40 44,327
3.20%, 06/15/26 .................. 10 11,100
2.95%, 10/01/26 .................. 138 151,865
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 470 529,407
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 95 99,120

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 0.95%), 3.51%,
01/23/29
(a)
.................... USD 79 $ 88,860
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 64 74,252
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 25 30,057
(LIBOR USD 3 Month + 1.16%), 3.70%,
05/06/30
(a)
.................... 41 47,055
(SOFR + 2.44%), 3.11%, 04/22/51
(a)
..... 158 169,553
KeyCorp:
4.15%, 10/29/25 .................. 10 11,500
4.10%, 04/30/28 .................. 25 29,327
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 02/25/25 .................. 205 214,709
1.41%, 07/17/25 .................. 200 202,798
Mizuho Financial Group, Inc.:
2.63%, 04/12/21
(b)
................. 200 202,450
(LIBOR USD 3 Month + 1.10%), 2.55%,
09/13/25
(a)
.................... 325 341,579
Santander UK Group Holdings plc, 3.13%,
01/08/21 ...................... 64 64,455
Sumitomo Mitsui Financial Group, Inc.:
2.78%, 07/12/22 .................. 30 31,177
2.70%, 07/16/24 .................. 200 212,797
US Bancorp, 3.00%, 07/30/29 .......... 40 44,486
Washington Mutual Escrow Bonds, 0.00%,
09/29/17
(c)(g)(i)
................... 400 —
Wells Fargo & Co.:
3.55%, 09/29/25 .................. 68 75,704
3.00%, 04/22/26 .................. 83 90,356
3.00%, 10/23/26 .................. 70 76,516
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 69 77,241
(LIBOR USD 3 Month + 1.17%), 2.88%,
10/30/30
(a)
.................... 119 127,794
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... 208 217,589
11,508,889
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 53 64,025
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 01/23/29 .................. 387 472,302
3.50%, 06/01/30 .................. 120 136,528
4.90%, 01/23/31 .................. 72 90,579
8.20%, 01/15/39 .................. 2 3,252
4.95%, 01/15/42 .................. 218 267,478
Coca-Cola Co. (The), 2.50%, 06/01/40 ..... 144 150,989
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 85 95,365
Molson Coors Beverage Co., 5.00%, 05/01/42 19 21,519
PepsiCo, Inc., 3.63%, 03/19/50 ......... 26 31,519
1,333,556
Biotechnology — 0.2%
AbbVie, Inc.:
2.60%, 11/21/24
(b)
................. 186 197,068
3.80%, 03/15/25
(b)
................. 99 109,775
4.55%, 03/15/35
(b)
................. 77 94,666
4.50%, 05/14/35 .................. 104 126,580
4.70%, 05/14/45 .................. 126 155,144
Amgen, Inc.:
2.45%, 02/21/30 .................. 38 40,278
2.30%, 02/25/31 .................. 16 16,785
4.40%, 05/01/45 .................. 117 144,950
Biogen, Inc., 2.25%, 05/01/30 .......... 93 95,239
Gilead Sciences, Inc.:
1.20%, 10/01/27 .................. 22 22,066
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.60%, 09/01/35 .................. USD 12 $ 15,438
4.80%, 04/01/44 .................. 33 42,535
4.50%, 02/01/45 .................. 15 18,769
4.75%, 03/01/46 .................. 31 40,385
1,119,678
Building Products — 0.1%
Carrier Global Corp.
(b)
:
1.92%, 02/15/23 .................. 124 127,584
2.24%, 02/15/25 .................. 322 335,901
Johnson Controls International plc, 4.63%,
07/02/44
(e)
..................... 15 18,753
Masonite International Corp., 5.38%, 02/01/28
(b)
15 15,996
Owens Corning, 3.88%, 06/01/30 ........ 41 46,410
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. 15 15,600
4.75%, 01/15/28 .................. 6 6,225
566,469
Capital Markets — 0.7%
Bank of New York Mellon Corp. (The)
(a)
:
Series E, (LIBOR USD 3 Month + 3.42%),
3.65%
(h)
...................... 65 63,700
(LIBOR USD 3 Month + 1.07%), 3.44%,
02/07/28 ..................... 90 103,251
Charles Schwab Corp. (The):
3.20%, 03/02/27 .................. 24 26,906
3.20%, 01/25/28 .................. 20 22,508
Deutsche Bank AG, 3.15%, 01/22/21 ...... 100 100,605
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 10 11,243
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 29 31,819
3.50%, 04/01/25 .................. 314 346,552
3.75%, 05/22/25 .................. 76 84,466
3.75%, 02/25/26 .................. 17 19,134
(LIBOR USD 3 Month + 1.17%), 1.45%,
05/15/26
(a)
.................... 62 62,603
3.50%, 11/16/26 .................. 18 19,912
3.85%, 01/26/27 .................. 78 87,813
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 222 248,846
Intercontinental Exchange, Inc.:
2.10%, 06/15/30 .................. 32 32,864
1.85%, 09/15/32 .................. 124 123,202
Moody's Corp., 4.88%, 02/15/24 ......... 13 14,693
Morgan Stanley:
Series F, 3.88%, 04/29/24 ........... 108 119,182
3.70%, 10/23/24 .................. 21 23,299
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 365 387,729
4.00%, 07/23/25 .................. 129 145,802
3.63%, 01/20/27 .................. 306 346,778
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 16 17,995
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 136 155,232
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 248 296,316
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 14 16,086
Northern Trust Corp.:
3.15%, 05/03/29 .................. 30 34,213
1.95%, 05/01/30 .................. 19 19,779
State Street Corp., 2.40%, 01/24/30 ...... 20 21,904
UBS Group AG
(b)
:
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(a)
.................... 200 207,420
(USD Swap Semi 5 Year + 4.34%), 7.00%
(a)
(h)
.......................... 200 213,500

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Capital Markets (continued)
4.13%, 04/15/26 .................. USD 200 $ 230,908
3,636,260
Chemicals — 0.1%
Dow Chemical Co. (The):
9.00%, 04/01/21 .................. 55 57,215
4.55%, 11/30/25 .................. 25 29,082
4.38%, 11/15/42 .................. 6 6,790
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 178 205,174
Eastman Chemical Co., 4.50%, 12/01/28 ... 33 38,806
Ecolab, Inc., 4.80%, 03/24/30 .......... 32 40,817
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 41 45,710
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. 115 119,322
2.30%, 05/15/30 .................. 57 59,524
4.00%, 12/15/42 .................. 16 17,716
620,156
Commercial Services & Supplies — 0.2%
Aramark Services, Inc.:
4.75%, 06/01/26 .................. 15 15,177
5.00%, 02/01/28
(b)
................. 36 36,270
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 16 16,600
Ford Foundation (The), Series 2020, 2.42%,
06/01/50 ...................... 5 5,137
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
32 31,999
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 16 16,300
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 115 122,307
4.00%, 03/18/29 .................. 75 88,018
3.00%, 05/22/30 .................. 121 132,305
Republic Services, Inc.:
2.90%, 07/01/26 .................. 42 46,443
3.95%, 05/15/28 .................. 129 151,974
2.30%, 03/01/30 .................. 20 21,263
1.45%, 02/15/31 .................. 18 17,752
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 16 16,192
717,737
Communications Equipment — 0.0%
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 105 124,002
2.30%, 11/15/30 .................. 3 2,978
5.50%, 09/01/44 .................. 65 75,550
202,530
Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24 ....... 14 14,437
Consumer Finance — 0.3%
American Express Co., 3.70%, 08/03/23 .... 44 47,765
Capital One Financial Corp.:
4.75%, 07/15/21 .................. 15 15,520
3.90%, 01/29/24 .................. 121 131,706
Discover Financial Services, 4.10%, 02/09/27 10 11,090
General Motors Financial Co., Inc.:
5.20%, 03/20/23 .................. 226 245,174
3.70%, 05/09/23 .................. 197 205,864
4.15%, 06/19/23 .................. 28 29,723
5.10%, 01/17/24 .................. 63 68,796
3.50%, 11/07/24 .................. 21 22,061
4.00%, 01/15/25 .................. 175 186,986
4.35%, 04/09/25 .................. 176 190,929
2.75%, 06/20/25 .................. 89 91,058
Navient Corp.:
5.88%, 03/25/21 .................. 18 18,112
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.63%, 07/26/21 .................. USD 22 $ 22,330
6.50%, 06/15/22 .................. 30 30,600
7.25%, 09/25/23 .................. 16 16,520
5.88%, 10/25/24 .................. 16 15,910
6.75%, 06/25/25 .................. 16 16,200
6.75%, 06/15/26 .................. 16 15,960
Synchrony Financial, 4.25%, 08/15/24 ..... 51 55,419
Toyota Motor Credit Corp., 2.15%, 02/13/30 .. 85 89,584
1,527,307
Containers & Packaging — 0.0%
Ball Corp.:
5.25%, 07/01/25 .................. 6 6,792
4.88%, 03/15/26 .................. 5 5,575
International Paper Co.:
6.00%, 11/15/41 .................. 38 52,235
4.40%, 08/15/47 .................. 11 13,437
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 23 24,150
102,189
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 .................. 21 21,787
4.00%, 01/15/28 .................. 26 26,423
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 35 36,050
84,260
Diversified Consumer Services — 0.0%
Claremont Mckenna College, Series 2019,
3.38%, 01/01/50 ................. 11 12,446
George Washington University (The), Series
2018, 4.13%, 09/15/48 ............. 26 31,950
University of Southern California, 3.03%,
10/01/39 ...................... 21 22,725
Wesleyan University, 4.78%, 07/01/2116 .... 45 57,615
124,736
Diversified Financial Services — 0.2%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 204,687
Equitable Holdings, Inc., 3.90%, 04/20/23 ... 10 10,751
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 211,112
Petronas Capital Ltd., 3.50%, 04/21/30
(b)
.... 200 223,622
Shell International Finance BV:
2.38%, 11/07/29 .................. 291 307,145
4.55%, 08/12/43 .................. 20 25,027
4.38%, 05/11/45 .................. 12 14,717
997,061
Diversified Telecommunication Services — 0.5%
AT&T, Inc.:
4.25%, 03/01/27 .................. 46 53,408
4.35%, 03/01/29 .................. 30 35,313
2.25%, 02/01/32 .................. 56 56,011
4.90%, 06/15/42
(e)
................. 20 23,637
4.30%, 12/15/42 .................. 72 81,464
4.80%, 06/15/44 .................. 40 47,673
4.35%, 06/15/45 .................. 14 15,686
3.30%, 02/01/52 .................. 24 22,748
3.55%, 09/15/55
(b)
................. 429 415,775
3.65%, 09/15/59
(b)
................. 44 43,223
CCO Holdings LLC
(b)
:
5.75%, 02/15/26 .................. 67 69,680
5.50%, 05/01/26 .................. 39 40,511
5.13%, 05/01/27 .................. 85 89,439

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.88%, 05/01/27 .................. USD 21 $ 22,048
5.00%, 02/01/28 .................. 91 95,550
5.38%, 06/01/29 .................. 41 44,434
4.75%, 03/01/30 .................. 46 48,702
Level 3 Financing, Inc.:
5.25%, 03/15/26 .................. 23 23,827
4.63%, 09/15/27
(b)
................. 6 6,165
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 262 309,763
4.33%, 09/21/28 .................. 173 209,762
3.88%, 02/08/29 .................. 144 170,353
1.50%, 09/18/30 .................. 112 111,625
4.50%, 08/10/33 .................. 192 243,521
4.40%, 11/01/34 .................. 79 98,487
4.27%, 01/15/36 .................. 35 43,172
5.25%, 03/16/37 .................. 15 20,773
4.86%, 08/21/46 .................. 42 57,351
2,500,101
Electric Utilities — 1.0%
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 108 124,822
Series H, 3.45%, 01/15/50 ........... 26 28,443
AEP Transmission Co. LLC:
4.25%, 09/15/48 .................. 24 30,499
3.80%, 06/15/49 .................. 45 53,190
3.15%, 09/15/49 .................. 45 48,227
Series M, 3.65%, 04/01/50 ........... 25 29,153
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23 ......... 10 10,937
4.15%, 08/15/44 .................. 10 12,214
3.75%, 03/01/45 .................. 64 73,980
3.45%, 10/01/49 .................. 55 62,736
Baltimore Gas & Electric Co.:
3.50%, 08/15/46 .................. 50 56,711
3.75%, 08/15/47 .................. 30 35,214
3.20%, 09/15/49 .................. 30 32,307
CenterPoint Energy Houston Electric LLC,
3.95%, 03/01/48 ................. 20 24,779
Commonwealth Edison Co., Series 122, 2.95%,
08/15/27 ...................... 3 3,338
Dayton Power & Light Co. (The), 3.95%,
06/15/49 ...................... 51 55,332
DTE Electric Co., Series A, 4.05%, 05/15/48 . 75 94,505
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 12 14,389
2.45%, 08/15/29 .................. 79 85,530
2.45%, 02/01/30 .................. 45 48,666
3.75%, 06/01/45 .................. 31 36,643
3.88%, 03/15/46 .................. 25 30,271
3.70%, 12/01/47 .................. 55 65,145
3.20%, 08/15/49 .................. 25 27,766
Duke Energy Corp., 4.80%, 12/15/45 ...... 5 6,378
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 15 17,568
2.50%, 12/01/29 .................. 160 173,555
1.75%, 06/15/30 .................. 116 117,804
3.40%, 10/01/46 .................. 25 28,081
4.20%, 07/15/48 .................. 17 21,686
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 130 150,941
Duke Energy Progress LLC:
3.70%, 09/01/28 .................. 135 156,775
3.45%, 03/15/29 .................. 20 23,088
4.10%, 05/15/42 .................. 5 6,098
4.10%, 03/15/43 .................. 30 36,650
4.20%, 08/15/45 .................. 15 18,684
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.70%, 10/15/46 .................. USD 10 $ 11,777
2.50%, 08/15/50 .................. 23 22,299
Edison International, 3.13%, 11/15/22 ..... 1 1,032
Entergy Louisiana LLC:
5.40%, 11/01/24 .................. 20 23,564
4.20%, 09/01/48 .................. 75 95,045
Eversource Energy, Series L, 2.90%, 10/01/24 35 37,882
Exelon Corp., 5.63%, 06/15/35 .......... 19 25,237
FirstEnergy Corp.:
2.65%, 03/01/30 .................. 77 78,082
Series B, 2.25%, 09/01/30 ........... 41 40,099
Series C, 3.40%, 03/01/50 ........... 38 36,863
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 175 195,060
4.55%, 04/01/49 .................. 70 82,290
Florida Power & Light Co.:
3.70%, 12/01/47 .................. 43 52,317
3.95%, 03/01/48 .................. 64 80,958
3.99%, 03/01/49 .................. 18 23,048
3.15%, 10/01/49 .................. 73 82,870
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. 121 144,165
4.25%, 07/15/49 .................. 42 54,438
3.15%, 04/15/50 .................. 30 33,245
Northern States Power Co.:
3.40%, 08/15/42 .................. 65 74,222
4.00%, 08/15/45 .................. 16 20,051
2.90%, 03/01/50 .................. 20 21,417
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 31 32,992
6.63%, 01/15/27 .................. 38 40,185
5.75%, 01/15/28 .................. 24 25,890
5.25%, 06/15/29
(b)
................. 23 25,013
NSTAR Electric Co., 3.25%, 05/15/29 ..... 10 11,415
Ohio Power Co.:
Series G, 6.60%, 02/15/33 ........... 50 70,520
4.00%, 06/01/49 .................. 29 35,516
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 65 76,444
5.30%, 06/01/42 .................. 6 8,493
3.80%, 06/01/49 .................. 33 40,156
3.10%, 09/15/49 .................. 35 38,466
5.35%, 10/01/52
(b)
................. 9 13,634
Public Service Electric & Gas Co.:
3.00%, 05/15/25 .................. 4 4,370
3.65%, 09/01/28 .................. 80 93,669
3.20%, 05/15/29 .................. 9 10,279
Public Service Electric and Gas Co., 2.05%,
08/01/50 ...................... 10 9,205
Southern California Edison Co.:
Series A, 2.90%, 03/01/21 ........... 20 20,212
1.85%, 02/01/22 .................. 18 18,236
Series 20C, 1.20%, 02/01/26 ......... 60 59,680
Series A, 4.20%, 03/01/29 ........... 18 20,603
2.25%, 06/01/30 .................. 103 103,349
Series C, 3.60%, 02/01/45 ........... 15 15,401
4.00%, 04/01/47 .................. 15 16,095
Tampa Electric Co.:
4.30%, 06/15/48 .................. 19 23,926
4.45%, 06/15/49 .................. 44 56,835
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 190 210,555
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23 ........... 97 101,623
4.00%, 01/15/43 .................. 52 63,652

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series C, 4.00%, 11/15/46 ........... USD 25 $ 30,931
Virginia Electric and Power Co., Series A,
6.00%, 05/15/37 ................. 30 43,311
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 .................. 30 31,312
5.63%, 02/15/27 .................. 39 41,153
5.00%, 07/31/27 .................. 39 40,872
4.30%, 07/15/29 .................. 143 156,088
4,668,147
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23 .................. 10 10,824
4.38%, 11/15/57 .................. 22 26,638
Tyco Electronics Group SA:
3.45%, 08/01/24 .................. 15 16,310
3.13%, 08/15/27 .................. 14 15,309
69,081
Energy Equipment & Services — 0.0%
(b)
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%,
12/01/21 ...................... 5 4,282
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22 .................. 7 6,483
1.00%, (1.00% Cash or 7.72% PIK),
12/01/26
(j)
..................... 26 2,434
13,199
Entertainment — 0.1%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 18 17,596
2.50%, 09/15/50 .................. 45 41,933
Netflix, Inc.:
4.88%, 04/15/28 .................. 10 11,175
6.38%, 05/15/29 .................. 5 6,150
5.38%, 11/15/29
(b)
................. 6 7,072
4.88%, 06/15/30
(b)
................. 6 6,840
Walt Disney Co. (The):
5.40%, 10/01/43 .................. 25 34,884
2.75%, 09/01/49 .................. 57 55,581
4.70%, 03/23/50 .................. 30 39,710
3.60%, 01/13/51 .................. 22 24,792
245,733
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.38%, 05/15/24 .................. 35 37,895
2.40%, 03/15/25 .................. 61 64,466
1.30%, 09/15/25 .................. 21 21,223
3.95%, 03/15/29 .................. 38 43,749
3.80%, 08/15/29 .................. 115 131,649
Boston Properties LP, 3.13%, 09/01/23 ..... 53 56,061
CC Holdings GS V LLC, 3.85%, 04/15/23 ... 32 34,463
Crown Castle International Corp.:
1.35%, 07/15/25 .................. 69 69,749
4.45%, 02/15/26 .................. 6 6,876
3.70%, 06/15/26 .................. 96 107,066
3.10%, 11/15/29 .................. 152 164,711
3.30%, 07/01/30 .................. 43 47,024
2.25%, 01/15/31 .................. 5 5,054
5.20%, 02/15/49 .................. 11 14,475
Equinix, Inc.:
2.63%, 11/18/24 .................. 36 38,277
1.25%, 07/15/25 .................. 28 28,192
1.00%, 09/15/25 .................. 136 135,027
1.55%, 03/15/28 .................. 32 32,054
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
ESH Hospitality, Inc.
(b)
:
5.25%, 05/01/25 .................. USD 39 $ 39,390
4.63%, 10/01/27 .................. 5 4,906
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 71 75,280
4.50%, 09/01/26 .................. 19 19,276
5.75%, 02/01/27 .................. 33 35,557
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 3 3,090
5.00%, 10/15/27 .................. 44 45,879
4.63%, 08/01/29 .................. 6 6,243
National Retail Properties, Inc., 2.50%,
04/15/30 ...................... 24 23,802
Prologis LP, 1.25%, 10/15/30 ........... 44 43,025
Realty Income Corp.:
3.00%, 01/15/27 .................. 5 5,440
3.25%, 01/15/31 .................. 40 44,266
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 28 25,814
Service Properties Trust, 4.35%, 10/01/24 ... 46 41,630
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 23 22,770
4.25%, 12/01/26 .................. 8 8,037
3.75%, 02/15/27 .................. 5 4,916
4.63%, 12/01/29 .................. 6 6,105
4.13%, 08/15/30 .................. 6 5,903
1,499,340
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
................. 24 24,402
5.75%, 03/15/25 .................. 63 64,988
7.50%, 03/15/26
(b)
................. 41 44,978
4.63%, 01/15/27
(b)
................. 9 9,209
5.88%, 02/15/28
(b)
................. 30 32,025
4.88%, 02/15/30
(b)
................. 6 6,255
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 105 117,522
299,379
Food Products — 0.1%
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 15 15,750
JBS USA LUX SA
(b)
:
5.75%, 06/15/25 .................. 25 25,714
6.75%, 02/15/28 .................. 29 31,465
6.50%, 04/15/29 .................. 46 51,058
5.50%, 01/15/30 .................. 8 8,708
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 24 25,020
4.88%, 11/01/26 .................. 24 25,020
Mondelez International, Inc., 2.75%, 04/13/30 52 56,546
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 56 57,820
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 44 46,255
5.63%, 01/15/28 .................. 32 33,955
5.50%, 12/15/29 .................. 25 26,750
Simmons Foods, Inc., 5.75%, 11/01/24
(b)
.... 16 16,017
420,078
Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49 ..... 30 34,017
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 95 95,364
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43 .................. 15 18,714
4.60%, 12/15/44 .................. 12 14,918

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Piedmont Natural Gas Co., Inc., 3.64%,
11/01/46 ...................... USD 7 $ 7,952
170,965
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., 4.00%, 03/01/29 ... 50 58,167
Teleflex, Inc., 4.63%, 11/15/27 .......... 15 15,788
73,955
Health Care Providers & Services — 0.6%
Aetna, Inc.:
6.75%, 12/15/37 .................. 8 11,605
4.50%, 05/15/42 .................. 17 20,240
4.13%, 11/15/42 .................. 3 3,423
4.75%, 03/15/44 .................. 14 17,289
Anthem, Inc.:
3.70%, 08/15/21 .................. 7 7,140
3.65%, 12/01/27 .................. 24 27,347
4.10%, 03/01/28 .................. 56 65,123
Centene Corp.:
5.25%, 04/01/25
(b)
................. 28 29,099
5.38%, 06/01/26
(b)
................. 57 60,064
5.38%, 08/15/26
(b)
................. 23 24,361
4.25%, 12/15/27 .................. 76 79,529
4.63%, 12/15/29 .................. 23 24,809
CHRISTUS Health, Series C, 4.34%, 07/01/28 13 15,129
Cigna Corp.:
3.25%, 04/15/25 .................. 50 54,989
3.40%, 03/01/27 .................. 32 35,884
4.38%, 10/15/28 .................. 204 242,669
Cottage Health Obligated Group, Series 2020,
3.30%, 11/01/49 ................. 3 3,330
CVS Health Corp.:
3.25%, 08/15/29 .................. 257 282,702
3.75%, 04/01/30 .................. 44 50,210
5.13%, 07/20/45 .................. 153 193,314
Encompass Health Corp.:
4.50%, 02/01/28 .................. 16 16,080
4.75%, 02/01/30 .................. 16 16,233
HCA, Inc.:
4.75%, 05/01/23 .................. 66 71,999
5.00%, 03/15/24 .................. 287 321,531
5.38%, 02/01/25 .................. 17 18,615
5.25%, 04/15/25 .................. 160 184,744
5.88%, 02/15/26 .................. 10 11,200
5.25%, 06/15/26 .................. 27 31,500
5.38%, 09/01/26 .................. 6 6,630
5.63%, 09/01/28 .................. 10 11,440
5.88%, 02/01/29 .................. 6 6,990
Humana, Inc.:
3.13%, 08/15/29 .................. 37 40,937
4.88%, 04/01/30 .................. 31 38,745
McLaren Health Care Corp., Series A, 4.39%,
05/15/48 ...................... 20 24,870
Molina Healthcare, Inc., 5.38%, 11/15/22
(e)
.. 23 24,035
Ochsner Clinic Foundation, 5.90%, 05/15/45 . 20 25,998
PeaceHealth Obligated Group, Series 2018,
4.79%, 11/15/48 ................. 7 9,097
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 . 17 17,691
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 18 18,720
Sutter Health, Series 2018, 3.70%, 08/15/28 . 24 26,993
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 45 45,225
4.63%, 09/01/24
(b)
................. 18 18,146
5.13%, 05/01/25 .................. 87 87,809
4.88%, 01/01/26
(b)
................. 65 66,180
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.25%, 02/01/27
(b)
................. USD 98 $ 101,157
5.13%, 11/01/27
(b)
................. 10 10,272
UnitedHealth Group, Inc.:
3.85%, 06/15/28 .................. 50 59,011
5.80%, 03/15/36 .................. 3 4,345
2.75%, 05/15/40 .................. 183 193,365
5.70%, 10/15/40 .................. 5 7,293
4.75%, 07/15/45 .................. 55 75,075
4.20%, 01/15/47 .................. 24 30,397
2,870,579
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC
(b)
:
5.00%, 10/15/25 .................. 90 92,282
3.88%, 01/15/28 .................. 5 5,094
Boyd Gaming Corp.:
6.38%, 04/01/26 .................. 22 22,906
6.00%, 08/15/26 .................. 20 20,625
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 53 51,277
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 19 19,570
5.38%, 04/15/27 .................. 31 30,845
5.25%, 07/15/29 .................. 31 29,760
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 41 42,796
4.75%, 01/15/28 .................. 19 19,095
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26 .................. 37 38,083
4.88%, 01/15/30 .................. 6 6,180
Hilton Worldwide Finance LLC:
4.63%, 04/01/25 .................. 28 28,280
4.88%, 04/01/27 .................. 20 20,319
Hyatt Hotels Corp., 5.38%, 04/23/25 ...... 16 17,225
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 24 24,641
McDonald's Corp.:
2.13%, 03/01/30 .................. 30 31,216
4.88%, 12/09/45 .................. 23 29,825
4.45%, 09/01/48 .................. 59 73,468
3.63%, 09/01/49 .................. 44 49,406
MGM Resorts International:
5.75%, 06/15/25 .................. 4 4,195
4.63%, 09/01/26 .................. 3 2,985
5.50%, 04/15/27 .................. 4 4,180
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 34 34,170
Starbucks Corp.:
2.25%, 03/12/30 .................. 53 55,043
2.55%, 11/15/30 .................. 95 100,866
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 18 17,704
Wyndham Hotels & Resorts, Inc., 5.38%,
04/15/26
(b)
..................... 15 15,263
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 72 67,950
5.25%, 05/15/27 .................. 36 33,480
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
30 28,575
1,017,304
Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 39 39,329
Century Communities, Inc., 6.75%, 06/01/27 . 16 16,880
Lennar Corp.:
4.75%, 04/01/21 .................. 12 12,105
4.13%, 01/15/22 .................. 14 14,332

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Household Durables (continued)
4.50%, 04/30/24 .................. USD 17 $ 18,190
4.75%, 05/30/25 .................. 3 3,274
4.75%, 11/29/27 .................. 6 6,851
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 3 3,082
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 5 5,700
5.00%, 01/15/27 .................. 4 4,525
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 3 3,300
Tempur Sealy International, Inc., 5.50%,
06/15/26 ...................... 39 40,480
168,048
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25 .... 28 28,868
Industrial Conglomerates — 0.1%
3M Co., 3.05%, 04/15/30 ............. 18 20,578
General Electric Co.:
6.15%, 08/07/37 .................. 51 61,143
5.88%, 01/14/38 .................. 55 64,315
6.88%, 01/10/39 .................. 36 46,245
Honeywell International, Inc.:
2.70%, 08/15/29 .................. 94 103,998
1.95%, 06/01/30 .................. 18 18,941
Roper Technologies, Inc., 2.95%, 09/15/29 .. 65 71,547
386,767
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b)(h)
....... 5 6,623
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 25 25,429
Aon Corp.:
4.50%, 12/15/28 .................. 122 147,597
3.75%, 05/02/29 .................. 149 171,868
Aon plc, 4.25%, 12/12/42 ............. 9 10,478
Hartford Financial Services Group, Inc. (The),
4.30%, 04/15/43 ................. 15 17,618
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30 162 169,520
MetLife, Inc., 4.72%, 12/15/44
(e)
......... 15 19,811
Principal Financial Group, Inc., 2.13%, 06/15/30 51 52,536
Travelers Cos., Inc. (The), 6.75%, 06/20/36 .. 5 7,716
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 20 23,095
Willis North America, Inc.:
3.60%, 05/15/24 .................. 16 17,475
3.88%, 09/15/49 .................. 5 5,746
675,512
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
4.80%, 12/05/34 .................. 29 39,981
3.88%, 08/22/37 .................. 53 65,986
Booking Holdings, Inc., 4.10%, 04/13/25 .... 208 234,046
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................. 52 57,352
3.80%, 02/15/28 .................. 75 75,738
3.25%, 02/15/30 .................. 55 52,993
526,096
IT Services — 0.4%
DXC Technology Co., 4.00%, 04/15/23 ..... 65 68,448
Fidelity National Information Services, Inc.,
3.00%, 08/15/26 ................. 76 84,307
Fiserv, Inc.:
3.20%, 07/01/26 .................. 95 105,549
3.50%, 07/01/29 .................. 194 221,143
2.65%, 06/01/30 .................. 67 72,098
Security
Par (000)
Par (000) Value
IT Services (continued)
Global Payments, Inc.:
3.80%, 04/01/21 .................. USD 20 $ 20,267
4.80%, 04/01/26 .................. 15 17,512
4.45%, 06/01/28 .................. 25 29,370
3.20%, 08/15/29 .................. 20 21,815
International Business Machines Corp.:
3.30%, 05/15/26 .................. 150 168,917
6.50%, 01/15/28 .................. 11 14,786
3.50%, 05/15/29 .................. 100 115,255
1.95%, 05/15/30 .................. 200 206,335
4.15%, 05/15/39 .................. 100 122,482
5.60%, 11/30/39 .................. 12 17,096
Mastercard, Inc.:
2.95%, 06/01/29 .................. 103 116,328
3.35%, 03/26/30 .................. 118 138,362
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 48 49,714
2.65%, 10/01/26 .................. 14 15,277
Visa, Inc.:
1.90%, 04/15/27 .................. 21 22,304
4.15%, 12/14/35 .................. 97 125,609
1,752,974
Leisure Products — 0.0%
Hasbro, Inc.:
2.60%, 11/19/22 .................. 130 134,678
3.90%, 11/19/29 .................. 32 33,678
168,356
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 115 126,401
2.75%, 09/15/29 .................. 20 21,680
2.10%, 06/04/30 .................. 30 30,837
Avantor, Inc., 6.00%, 10/01/24
(b)
......... 12 12,540
Charles River Laboratories International, Inc.
(b)
:
5.50%, 04/01/26 .................. 12 12,630
4.25%, 05/01/28 .................. 3 3,148
Thermo Fisher Scientific, Inc.:
2.60%, 10/01/29 .................. 37 40,334
4.50%, 03/25/30 .................. 259 320,414
567,984
Machinery — 0.1%
CNH Industrial Capital LLC, 4.38%, 11/06/20 . 140 140,440
CNH Industrial NV, 3.85%, 11/15/27 ...... 4 4,324
Colfax Corp., 6.00%, 02/15/24
(b)
......... 20 20,725
Deere & Co., 3.10%, 04/15/30 .......... 35 39,978
Otis Worldwide Corp.:
2.29%, 04/05/27 .................. 5 5,318
2.57%, 02/15/30 .................. 65 69,858
Parker-Hannifin Corp.:
2.70%, 06/14/24 .................. 25 26,766
3.25%, 06/14/29 .................. 48 53,758
Terex Corp., 5.63%, 02/01/25
(b)
......... 38 38,095
399,262
Media — 0.6%
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 30 30,675
4.75%, 08/01/25 .................. 24 24,809
Charter Communications Operating LLC:
6.38%, 10/23/35 .................. 53 72,684
6.48%, 10/23/45 .................. 152 203,871
5.38%, 05/01/47 .................. 40 47,494
5.75%, 04/01/48 .................. 33 41,170
3.70%, 04/01/51 .................. 95 93,888

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ USD 41 $ 39,370
Comcast Corp.:
4.15%, 10/15/28 .................. 144 173,523
2.65%, 02/01/30 .................. 172 187,414
3.40%, 04/01/30 .................. 234 270,004
1.95%, 01/15/31 .................. 172 176,788
3.90%, 03/01/38 .................. 40 47,465
6.40%, 05/15/38 .................. 21 31,792
3.25%, 11/01/39 .................. 76 84,636
3.40%, 07/15/46 .................. 41 45,620
3.97%, 11/01/47 .................. 36 43,034
4.00%, 11/01/49 .................. 45 54,604
2.65%, 08/15/62 .................. 41 39,194
Cox Communications, Inc.
(b)
:
3.25%, 12/15/22 .................. 30 31,622
3.15%, 08/15/24 .................. 224 241,023
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
20 14,150
Discovery Communications LLC:
4.13%, 05/15/29 .................. 35 40,264
4.00%, 09/15/55
(b)
................. 159 161,434
Gray Television, Inc.
(b)
:
5.88%, 07/15/26 .................. 23 23,863
7.00%, 05/15/27 .................. 25 27,103
iHeartCommunications, Inc.:
6.38%, 05/01/26 .................. 27 28,128
5.25%, 08/15/27
(b)
................. 23 22,425
4.75%, 01/15/28
(b)
................. 3 2,827
Lamar Media Corp.:
5.75%, 02/01/26 .................. 21 21,683
3.75%, 02/15/28
(b)
................. 4 3,980
Meredith Corp., 6.88%, 02/01/26 ........ 41 34,235
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
37 38,864
Omnicom Group, Inc., 3.65%, 11/01/24 .... 5 5,501
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 42 40,950
4.63%, 03/15/30 .................. 3 2,880
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. 45 46,547
5.38%, 07/15/26 .................. 24 24,977
5.00%, 08/01/27 .................. 47 48,997
5.50%, 07/01/29 .................. 39 41,828
TEGNA, Inc.
(b)
:
4.63%, 03/15/28 .................. 6 5,867
5.00%, 09/15/29 .................. 7 6,912
Time Warner Cable LLC:
4.13%, 02/15/21 .................. 63 63,246
6.55%, 05/01/37 .................. 13 17,283
5.50%, 09/01/41 .................. 7 8,480
4.50%, 09/15/42 .................. 28 30,415
ViacomCBS, Inc.:
6.88%, 04/30/36 .................. 46 63,296
4.38%, 03/15/43 .................. 43 45,710
2,852,525
Metals & Mining — 0.1%
FMG Resources August 2006 Pty. Ltd.
(b)
:
4.75%, 05/15/22 .................. 23 23,546
5.13%, 03/15/23 .................. 15 15,653
FMG Resources Pty. Ltd., 4.50%, 09/15/27
(b)
. 4 4,270
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 .................. 4 4,178
5.25%, 09/01/29 .................. 4 4,300
Newmont Corp.:
2.80%, 10/01/29 .................. 48 51,694
2.25%, 10/01/30 .................. 49 50,569
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Nucor Corp., 3.95%, 05/01/28 .......... USD 60 $ 69,931
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 35 36,923
Teck Resources Ltd., 6.13%, 10/01/35 ..... 27 32,275
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 25 25,681
319,020
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 50 58,448
3.25%, 03/15/50 .................. 40 45,001
Consumers Energy Co.:
4.05%, 05/15/48 .................. 15 18,846
3.75%, 02/15/50 .................. 92 112,864
3.10%, 08/15/50 .................. 20 21,829
3.50%, 08/01/51 .................. 35 40,969
297,957
Oil, Gas & Consumable Fuels — 1.0%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 15 16,346
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 55 60,315
3.80%, 09/21/25 .................. 47 52,977
3.41%, 02/11/26 .................. 18 20,090
3.12%, 05/04/26 .................. 17 18,768
3.59%, 04/14/27 .................. 25 28,017
Buckeye Partners LP, 3.95%, 12/01/26 ..... 4 3,727
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 80 90,260
3.40%, 01/15/38 .................. 100 108,224
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. 113 128,801
5.13%, 06/30/27 .................. 137 152,501
Cheniere Energy Partners LP:
5.25%, 10/01/25 .................. 21 21,483
5.63%, 10/01/26 .................. 16 16,640
4.50%, 10/01/29 .................. 10 10,258
Chevron USA, Inc., 2.34%, 08/12/50 ...... 41 38,828
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 34 32,385
Concho Resources, Inc.:
3.75%, 10/01/27 .................. 76 82,094
4.30%, 08/15/28 .................. 70 77,424
2.40%, 02/15/31 .................. 15 14,208
CrownRock LP, 5.63%, 10/15/25
(b)
....... 17 16,023
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 5 5,155
5.13%, 05/15/29 .................. 4 3,940
Diamondback Energy, Inc., 3.50%, 12/01/29 . 173 167,710
Energy Transfer Operating LP:
3.60%, 02/01/23 .................. 25 25,726
4.25%, 03/15/23 .................. 40 41,589
4.20%, 09/15/23 .................. 15 15,832
4.05%, 03/15/25 .................. 10 10,511
2.90%, 05/15/25 .................. 136 136,735
6.50%, 02/01/42 .................. 105 109,984
Energy Transfer Partners LP:
5.88%, 03/01/22 .................. 110 114,904
5.00%, 10/01/22 .................. 120 126,292
Enterprise Products Operating LLC:
Series D, 6.88%, 03/01/33 ........... 9 12,068
Series H, 6.65%, 10/15/34 ........... 5 6,649
5.95%, 02/01/41 .................. 35 44,165
4.85%, 08/15/42 .................. 29 32,864
4.85%, 03/15/44 .................. 44 50,044
5.10%, 02/15/45 .................. 25 29,102
EOG Resources, Inc., 4.15%, 01/15/26 .... 25 28,630
Exxon Mobil Corp., 2.28%, 08/16/26 ...... 2 2,146

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP, 6.38%,
03/01/41 ...................... USD 28 $ 34,297
Kinder Morgan, Inc., 5.30%, 12/01/34 ..... 62 73,094
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)
.... 29 29,870
Marathon Petroleum Corp.:
4.75%, 09/15/44 .................. 21 21,893
5.85%, 12/15/45 .................. 25 28,389
Matador Resources Co., 5.88%, 09/15/26 ... 7 5,852
MPLX LP:
4.88%, 12/01/24 .................. 84 93,844
2.65%, 08/15/30 .................. 143 139,577
NGPL PipeCo LLC
(b)
:
4.38%, 08/15/22 .................. 48 49,826
4.88%, 08/15/27 .................. 110 119,366
7.77%, 12/15/37 .................. 16 20,366
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 135 148,859
Petrobras Global Finance BV:
5.09%, 01/15/30 .................. 29 30,475
6.75%, 06/03/50 .................. 10 10,690
Pioneer Natural Resources Co., 1.90%,
08/15/30 ...................... 45 42,206
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23
(e)
................. 100 109,537
5.75%, 05/15/24 .................. 107 121,175
5.63%, 03/01/25 .................. 515 589,078
5.88%, 06/30/26 .................. 46 54,395
4.20%, 03/15/28 .................. 85 92,302
SM Energy Co.:
5.63%, 06/01/25 .................. 3 1,350
6.75%, 09/15/26 .................. 3 1,335
6.63%, 01/15/27 .................. 3 1,333
Suncor Energy, Inc.:
6.80%, 05/15/38 .................. 31 40,552
6.50%, 06/15/38 .................. 30 38,409
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24 .................. 110 115,504
5.95%, 12/01/25 .................. 30 34,246
Sunoco LP:
4.88%, 01/15/23 .................. 13 13,065
5.50%, 02/15/26 .................. 11 10,986
6.00%, 04/15/27 .................. 9 9,248
Targa Resources Partners LP:
5.13%, 02/01/25 .................. 15 14,963
5.88%, 04/15/26 .................. 30 30,801
5.38%, 02/01/27 .................. 15 15,084
6.50%, 07/15/27 .................. 24 25,020
5.00%, 01/15/28 .................. 5 4,875
6.88%, 01/15/29 .................. 24 25,673
5.50%, 03/01/30
(b)
................. 6 6,006
Texas Eastern Transmission LP
(b)
:
3.50%, 01/15/28 .................. 70 75,659
4.15%, 01/15/48 .................. 30 32,038
Total Capital International SA:
3.70%, 01/15/24 .................. 25 27,428
2.43%, 01/10/25 .................. 65 69,153
TransCanada PipeLines Ltd., 7.63%, 01/15/39 22 33,402
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 56 72,504
4.00%, 03/15/28 .................. 112 125,059
4.60%, 03/15/48 .................. 20 22,869
3.95%, 05/15/50
(b)
................. 39 40,938
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 20 26,345
4,682,351
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.0%
Georgia-Pacific LLC:
3.73%, 07/15/23
(b)
................. USD 60 $ 64,598
1.75%, 09/30/25
(b)
................. 22 22,932
7.38%, 12/01/25 .................. 37 47,817
2.10%, 04/30/27
(b)
................. 26 27,302
7.75%, 11/15/29 .................. 20 29,900
2.30%, 04/30/30
(b)
................. 26 27,588
220,137
Pharmaceuticals — 0.4%
Allergan Funding SCS, 3.45%, 03/15/22 .... 140 142,602
AstraZeneca plc:
4.00%, 01/17/29 .................. 55 65,094
1.38%, 08/06/30 .................. 120 116,724
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 46 50,600
8.50%, 01/31/27 .................. 53 58,234
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 .................. 44 45,155
9.00%, 12/15/25 .................. 46 50,039
5.75%, 08/15/27 .................. 9 9,551
7.00%, 01/15/28 .................. 23 24,380
7.25%, 05/30/29 .................. 23 24,783
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
. 200 234,838
Bristol-Myers Squibb Co.:
5.00%, 08/15/45 .................. 49 68,907
4.55%, 02/20/48 .................. 2 2,705
Elanco Animal Health, Inc.
(e)
:
5.27%, 08/28/23 .................. 23 24,667
5.90%, 08/28/28 .................. 5 5,775
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 19 21,973
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28 55 65,371
Johnson & Johnson, 2.25%, 09/01/50 ..... 32 31,931
Merck & Co., Inc.:
3.40%, 03/07/29 .................. 71 82,720
1.45%, 06/24/30 .................. 65 65,909
Pfizer, Inc.:
3.45%, 03/15/29 .................. 111 129,947
2.63%, 04/01/30 .................. 42 46,959
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 .................. 200 248,578
2.05%, 03/31/30 .................. 200 201,969
Wyeth LLC, 5.95%, 04/01/37 ........... 50 74,140
1,893,551
Professional Services — 0.0%
Equifax, Inc., 3.10%, 05/15/30 .......... 39 42,489
Real Estate Management & Development — 0.0%
Howard Hughes Corp. (The), 5.38%, 03/15/25
(b)
30 30,483
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
5.75%, 05/01/40 .................. 3 4,335
5.05%, 03/01/41 .................. 10 13,488
5.40%, 06/01/41 .................. 2 2,801
4.95%, 09/15/41 .................. 4 5,360
4.40%, 03/15/42 .................. 63 79,068
CSX Corp.:
4.25%, 03/15/29 .................. 31 37,284
4.30%, 03/01/48 .................. 124 154,448
4.25%, 11/01/66 .................. 25 31,010
Norfolk Southern Corp.:
3.65%, 08/01/25 .................. 20 22,494
2.90%, 06/15/26 .................. 80 88,306
4.84%, 10/01/41 .................. 10 13,133
4.80%, 08/15/43 .................. 20 24,747

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Road & Rail (continued)
3.40%, 11/01/49 .................. USD 44 $ 48,740
4.05%, 08/15/52 .................. 14 17,156
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 40 43,048
2.70%, 03/14/23 .................. 50 52,050
2.70%, 11/01/24 .................. 15 15,915
3.95%, 03/10/25 .................. 30 33,371
4.00%, 07/15/25 .................. 65 73,224
Ryder System, Inc.:
2.50%, 09/01/24 .................. 5 5,255
4.63%, 06/01/25 .................. 195 224,081
Union Pacific Corp.:
2.75%, 03/01/26 .................. 21 23,029
3.38%, 02/01/35 .................. 26 30,078
3.60%, 09/15/37 .................. 32 36,986
3.95%, 08/15/59 .................. 53 61,852
3.84%, 03/20/60 .................. 46 53,361
1,194,620
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc., 3.90%, 12/15/25 ..... 43 49,164
Applied Materials, Inc., 2.75%, 06/01/50 .... 60 63,057
Broadcom Corp.:
3.13%, 01/15/25 .................. 43 45,806
3.88%, 01/15/27 .................. 321 355,637
Broadcom, Inc.:
2.25%, 11/15/23 .................. 131 136,194
4.70%, 04/15/25 .................. 237 269,306
4.25%, 04/15/26 .................. 18 20,279
4.11%, 09/15/28 .................. 38 42,855
4.15%, 11/15/30 .................. 50 56,167
Intel Corp., 4.10%, 05/19/46 ........... 91 113,580
KLA Corp.:
4.10%, 03/15/29 .................. 78 93,610
3.30%, 03/01/50 .................. 112 118,331
Lam Research Corp.:
3.75%, 03/15/26 .................. 116 133,079
1.90%, 06/15/30 .................. 17 17,639
4.88%, 03/15/49 .................. 31 43,879
2.88%, 06/15/50 .................. 31 32,048
NVIDIA Corp.:
3.20%, 09/16/26 .................. 43 48,503
2.85%, 04/01/30 .................. 125 140,438
3.50%, 04/01/50 .................. 50 58,514
NXP BV
(b)
:
3.15%, 05/01/27 .................. 32 34,585
5.55%, 12/01/28 .................. 43 53,179
4.30%, 06/18/29 .................. 61 70,317
3.40%, 05/01/30 .................. 110 120,418
QUALCOMM, Inc.:
4.80%, 05/20/45 .................. 20 26,991
4.30%, 05/20/47 .................. 43 55,234
2,198,810
Software — 0.2%
Autodesk, Inc.:
4.38%, 06/15/25 .................. 5 5,736
3.50%, 06/15/27 .................. 116 131,597
Microsoft Corp.:
4.20%, 11/03/35 .................. 70 91,920
3.75%, 02/12/45 .................. 54 67,794
3.70%, 08/08/46 .................. 71 89,155
Oracle Corp.:
3.90%, 05/15/35 .................. 102 124,082
3.85%, 07/15/36 .................. 36 42,535
3.80%, 11/15/37 .................. 26 30,504
Security
Par (000)
Par (000) Value
Software (continued)
3.60%, 04/01/40 .................. USD 85 $ 97,365
4.13%, 05/15/45 .................. 258 307,751
988,439
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.95%, 06/15/29 ... 151 170,491
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 76 86,243
3.70%, 04/15/46 .................. 34 38,990
4.55%, 04/05/49 .................. 28 35,929
331,653
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
3.85%, 05/04/43 .................. 87 108,460
3.45%, 02/09/45 .................. 43 50,201
4.25%, 02/09/47 .................. 18 23,953
3.75%, 11/13/47 .................. 5 6,142
2.55%, 08/20/60 .................. 64 63,578
Dell International LLC
(b)
:
6.02%, 06/15/26 .................. 16 18,787
8.10%, 07/15/36 .................. 89 117,038
Hewlett Packard Enterprise Co.:
4.40%, 10/15/22
(e)
................. 164 175,254
4.65%, 10/01/24 .................. 88 99,511
HP, Inc., 6.00%, 09/15/41 ............. 15 18,387
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 32 34,808
716,119
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. 29 30,154
4.88%, 05/15/26 .................. 6 6,405
NIKE, Inc., 2.75%, 03/27/27 ........... 130 144,588
Under Armour, Inc., 3.25%, 06/15/26 ...... 4 3,770
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 15 15,656
200,573
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage Holdings, Inc., 9.13%,
07/15/26
(b)
..................... 25 26,813
Quicken Loans, Inc.
(b)
:
5.75%, 05/01/25 .................. 30 30,885
5.25%, 01/15/28 .................. 31 32,663
Washington Mutual Escrow Bonds, 0.00%,
11/06/09
(c)(g)(i)
................... 100 —
90,361
Tobacco — 0.2%
Altria Group, Inc.:
4.00%, 01/31/24 .................. 55 60,483
4.40%, 02/14/26 .................. 224 258,757
4.80%, 02/14/29 .................. 40 47,464
5.80%, 02/14/39 .................. 146 186,838
BAT Capital Corp.:
3.22%, 08/15/24 .................. 119 127,320
2.79%, 09/06/24 .................. 16 16,896
3.22%, 09/06/26 .................. 10 10,751
4.54%, 08/15/47 .................. 28 29,985
5.28%, 04/02/50 .................. 29 34,083
Philip Morris International, Inc., 3.88%,
08/21/42 ...................... 75 85,005
Reynolds American, Inc., 5.85%, 08/15/45 ... 134 162,829
1,020,411
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25
(b)
39 38,220
H&E Equipment Services, Inc., 5.63%, 09/01/25 61 63,592
HD Supply, Inc., 5.38%, 10/15/26
(b)
....... 18 18,829

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... USD 39 $ 40,351
United Rentals North America, Inc.:
4.63%, 10/15/25 .................. 23 23,518
5.88%, 09/15/26 .................. 31 32,666
5.50%, 05/15/27 .................. 31 32,899
3.88%, 11/15/27 .................. 5 5,150
4.88%, 01/15/28 .................. 52 54,600
5.25%, 01/15/30 .................. 5 5,456
315,281
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.88%, 05/07/30 .. 200 216,374
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 200 220,126
Sprint Corp.:
7.63%, 02/15/25 .................. 53 62,010
7.63%, 03/01/26 .................. 53 64,044
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(e)
70 71,037
T-Mobile USA, Inc.
(b)
:
3.50%, 04/15/25 .................. 171 187,638
3.75%, 04/15/27 .................. 210 235,650
3.88%, 04/15/30 .................. 182 206,501
Vodafone Group plc:
4.13%, 05/30/25 .................. 5 5,702
4.38%, 02/19/43 .................. 44 51,155
5.25%, 05/30/48 .................. 83 107,304
1,427,541
Total Corporate Bonds — 13.2%
(Cost: $62,884,313) ............................... 65,252,378
Floating Rate Loan Interests — 0.0%
Consumer Finance — 0.0%
Credito Real, SAB De CV Sofom, ER., Term
Loan A, (LIBOR USD 3 Month + 0.00%),
4.00%, 02/21/23
(c)(k)
................ 10 8,930
Total Floating Rate Loan Interests — 0.0%
(Cost: $10,000) ................................. 8,930
Foreign Agency Obligations — 0.1%
Argentina — 0.0%
YPF SA, 7.00%, 12/15/47
(b)
............. 15 9,424
Colombia — 0.0%
Ecopetrol SA:
5.38%, 06/26/26 .................. 115 126,590
6.88%, 04/29/30 .................. 22 26,312
152,902
Mexico — 0.1%
Petroleos Mexicanos:
5.50%, 01/21/21 .................. 10 10,087
(LIBOR USD 3 Month + 3.65%), 3.90%,
03/11/22
(a)
.................... 29 28,331
4.25%, 01/15/25 .................. 34 31,506
4.50%, 01/23/26 .................. 69 61,079
6.95%, 01/28/60 .................. 103 79,671
210,674
Total Foreign Agency Obligations — 0.1%
(Cost: $347,820) ................................. 373,000
Security
Par (000)
Par (000) Value
Foreign Government Obligations — 2.1%
China — 1.2%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 21,550 $ 3,040,714
2.41%, 06/19/25 .................. 4,200 604,991
2.85%, 06/04/27 .................. 3,000 432,857
3.29%, 05/23/29 .................. 1,590 236,233
2.68%, 05/21/30 .................. 11,360 1,609,691
5,924,486
Colombia — 0.2%
Republic of Colombia:
6.25%, 11/26/25 .................. COP 121,600 34,708
3.88%, 04/25/27 .................. USD 340 367,200
4.50%, 03/15/29 .................. 240 268,875
7.25%, 10/18/34 .................. COP 340,300 96,819
767,602
Dominican Republic — 0.0%
Dominican Republic Government Bond, 5.88%,
01/30/60
(b)
...................... USD 160 151,000
Hungary — 0.0%
Hungary Government Bond, 5.38%, 03/25/24 . 140 160,431
Indonesia — 0.2%
Republic of Indonesia:
4.45%, 02/11/24 .................. 200 221,250
7.00%, 05/15/27 .................. IDR 882,000 60,341
2.85%, 02/14/30 .................. USD 200 210,312
7.00%, 09/15/30 .................. IDR 390,000 26,210
6.63%, 05/15/33 .................. 328,000 20,776
7.50%, 06/15/35 .................. 915,000 61,838
8.38%, 04/15/39 .................. 1,272,000 90,912
7.38%, 05/15/48 .................. 677,000 44,658
736,297
Italy — 0.1%
Republic of Italy, 1.80%, 03/01/41
(b)
........ EUR 463 568,596
Mexico — 0.1%
United Mexican States, 4.15%, 03/28/27 .... USD 602 669,123
Panama — 0.0%
Republic of Panama, 3.88%, 03/17/28 ...... 200 226,813
Peru — 0.0%
Republic of Peru, 4.13%, 08/25/27 ........ 179 208,591
Philippines — 0.1%
Republic of Philippines, 3.00%, 02/01/28 .... 260 286,114
Russia — 0.1%
Russian Federation:
8.15%, 02/03/27 .................. RUB 5,608 81,326
6.00%, 10/06/27 .................. 3,125 40,438
6.90%, 05/23/29 .................. 6,454 87,519
8.50%, 09/17/31 .................. 7,396 111,870
321,153
Ukraine — 0.1%
Ukraine Government Bond:
9.75%, 11/01/28 .................. USD 200 215,875
7.38%, 09/25/32 .................. 200 187,875
403,750
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 90 103,950

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10%, 06/18/50 .................. USD 30 $ 40,228
144,178
Total Foreign Government Obligations — 2.1%
(Cost: $10,321,325) ............................... 10,568,134
Shares
Shares
Investment Companies — 2.6%*
BlackRock Allocation Target Shares- BATS
Series A ........................ 1,226,273 12,152,369
iShares iBoxx $ High Yield Corporate Bond ETF 5,640 473,196
Total Investment Companies — 2.6%
(Cost: $12,688,160) ............................... 12,625,565
Par (000)
Par (000)
Municipal Bonds — 1.0%
Arizona - 0.0%
Arizona Health Facilities Authority (Banner
Health), Series 2007B, RB, VRDN,
1.01%, 10/01/20
(l)
................. 40 36,644
California - 0.5%
Bay Area Toll Authority:
Series 2010S-1, RB, 6.92%, 04/01/40 .... 80 123,092
Series 2010S-1, RB, 7.04%, 04/01/50 .... 85 152,872
California State Public Works Board (Various
Capital Projects), Series 2009G, Sub-Series
G-2, RB, 8.36%, 10/01/34 ............ 40 66,203
California State University, Series 2020B, RB,
2.98%, 11/01/51 .................. 90 94,034
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 .................. 25 41,070
Contra Costa Community College District,
Series 2010B, GO, 6.50%, 08/01/34 ..... 25 36,863
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 50 85,116
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 60 88,793
Sacramento County Sanitation Districts
Financing Authority, Series 2007B, RB,
VRDN, 0.70%, 12/01/20
(l)
............ 110 94,987
San Jose Redevelopment Agency Successor
Agency, Series 2017A-T, 3.18%, 08/01/26 . 25 27,893
State of California:
Series 2009, GO, 7.50%, 04/01/34 ...... 15 24,862
Series 2018, GO, 4.60%, 04/01/38 ...... 165 195,890
Series 2009, GO, 7.55%, 04/01/39 ...... 30 52,237
Series 2009, GO, 7.30%, 10/01/39 ...... 40 65,681
Series 2009, GO, 7.35%, 11/01/39 ...... 120 200,566
University of California:
Series 2009R, RB, 5.77%, 05/15/43 ..... 5 7,282
Series 2012AD, RB, 4.86%, 05/15/2112 .. 50 71,034
1,428,475
Colorado - 0.0%
Colorado Health Facilities Authority, Series
2019A-2, RB, 5.00%, 08/01/44 ......... 40 48,382
Security
Par (000)
Par (000) Value
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority (Quinnipiac University),
Series 2015L, RB, 5.00%, 07/01/45 ..... USD 40 $ 45,009
State of Connecticut, Series 2017A, GO,
3.31%, 01/15/26 .................. 10 11,173
56,182
Florida - 0.0%
County of Broward Airport System, Series
2019C, RB, 2.91%, 10/01/32 .......... 15 15,205
County of Miami-Dade:
Series 2017D, RB, 3.35%, 10/01/29 ..... 10 10,573
Series 2019E, RB, 2.53%, 10/01/30 ..... 70 69,843
Series 2017D, RB, 3.45%, 10/01/30 ..... 15 15,872
Series 2018C, RB, 4.06%, 10/01/31 ..... 20 22,115
Series 2015A, RB, 5.00%, 10/01/38 ..... 45 50,892
184,500
Georgia - 0.0%
Municipal Electric Authority of Georgia (Plant
Vogtle Units 3&4 Units Project), Series
2010A, RB, 6.64%, 04/01/57 .......... 44 65,651
Hawaii - 0.0%
State of Hawaii, Series 2020FZ, GO,
1.70%, 08/01/32 .................. 5 4,974
Idaho - 0.0%
Idaho Health Facilities Authority, Series 2017A,
RB, 5.00%, 12/01/47 ............... 20 23,848
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 175 175,695
Indiana - 0.0%
Indiana Housing & Community Development
Authority, Series 2018A, RB,
3.80%, 07/01/38 .................. 5 5,443
Massachusetts - 0.0%
Commonwealth of Massachusetts, Series
2009E, GO, 5.46%, 12/01/39 .......... 5 7,095
Massachusetts Development Finance Agency
(Partners Healthcare System Issue), Series
2016Q, RB, 5.00%, 07/01/47 .......... 20 23,268
Massachusetts Housing Finance Agency:
Series 2014B, RB, 4.50%, 12/01/39 ..... 10 10,582
Series 2014B, RB, 4.60%, 12/01/44 ..... 10 10,819
Series 2015A, RB, 4.50%, 12/01/48 ..... 10 10,711
Massachusetts School Building Authority:
Series 2019B, RB, 2.87%, 10/15/31 ..... 60 64,814
Series 2019B, RB, 2.97%, 10/15/32 ..... 45 48,703
175,992
Michigan - 0.0%
Michigan Finance Authority:
Series 2016, RB, 5.00%, 11/15/28 ...... 20 24,595
Series 2016, RB, 5.00%, 11/15/41 ...... 20 23,512
Michigan State Housing Development Authority:
Series 2018B, RB, 3.55%, 10/01/33 ..... 10 10,968
Series 2018A, RB, 4.00%, 10/01/43 ..... 10 10,999
Series 2018A, RB, 4.05%, 10/01/48 ..... 10 10,980
Royal Oak Hospital Finance Authority (William
Beaumont Hospital Obligated Group), Series
2014D, RB, 5.00%, 09/01/39 .......... 20 22,388
103,442

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Mississippi - 0.0%
State of Mississippi, Series 2020A, GO,
1.73%, 11/01/32 .................. USD 5 $ 5,123
New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority,
Series 2010C, RB, 5.75%, 12/15/28 ..... 25 28,464
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 66 111,214
Rutgers The State University of New Jersey,
Series 2019R, RB, 3.27%, 05/01/43 ..... 50 53,948
193,626
New York - 0.2%
City of New York, Series 2019A, Sub-Series
A-3, GO, 2.90%, 08/01/32 ............ 30 32,359
New York City Housing Development Corp.:
Series 2018C-1-A, RB, 3.70%, 11/01/38 .. 10 10,612
Series 2018C-1-B, RB, 3.85%, 11/01/43 .. 40 42,873
New York City Transitional Finance Authority
Future Tax Secured:
Series 2018, Sub-Series C-4, RB,
3.55%, 05/01/25 ................ 25 27,942
Series 2017F, Sub-Series F-2, RB,
3.05%, 05/01/27 ................ 70 77,528
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 ................ 80 89,000
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ................ 70 80,044
New York City Water & Sewer System:
Series 2010AA, RB, 5.75%, 06/15/41 .... 10 15,428
Series 2020AA, RB, 5.38%, 06/15/43
(m)
... 145 146,520
Series 2020AA, RB, 5.38%, 06/15/43 .... 70 70,717
Series 2011AA, RB, 5.44%, 06/15/43 .... 40 61,828
Series 2011EE, RB, 5.50%, 06/15/43
(m)
... 75 75,814
Series 2011CC, RB, 5.88%, 06/15/44 .... 50 80,211
New York State Dormitory Authority:
Series 2020A, RB, 2.99%, 07/01/40 ..... 5 5,210
Series 2020F, RB, 3.19%, 02/15/43 ..... 25 27,111
New York State Urban Development Corp.:
Series 2019B, RB, 2.35%, 03/15/27 ..... 45 47,737
Series 2017D-2, RB, 3.32%, 03/15/29 .... 55 61,522
New York Transportation Development
Corp. (LaGuardia Airport Terminal B
Redevelopment Project):
Series 2016A, RB, 5.00%, 07/01/46 ..... 20 21,378
Series 2016A, RB, 5.25%, 01/01/50 ..... 130 140,072
Port Authority of New York & New Jersey:
Series 2014-181, RB, 4.96%, 08/01/46 ... 15 20,201
Series 2012-174, RB, 4.46%, 10/01/62 ... 50 64,059
State of New York, Series 2019B, GO,
2.80%, 02/15/32 .................. 60 65,332
1,263,498
Ohio - 0.0%
American Municipal Power, Inc.:
Series 2010B, RB, 7.83%, 02/15/41 ..... 20 33,334
Series 2010B, RB, 8.08%, 02/15/50 ..... 30 54,857
88,191
Oregon - 0.0%
Oregon School Boards Association:
Series 2005A, GO, 4.76%, 06/30/28 ..... 60 69,119
Series 2002B, GO, 5.55%, 06/30/28 ..... 40 49,043
Series 2003B, GO, 5.68%, 06/30/28 ..... 70 87,604
Security
Par (000)
Par (000) Value
Oregon (continued)
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 .................. USD 45 $ 56,952
262,718
Pennsylvania - 0.0%
Commonwealth Financing Authority:
Series 2018A, RB, 3.86%, 06/01/38 ..... 15 17,385
Series 2016A, RB, 4.14%, 06/01/38 ..... 10 11,892
29,277
South Carolina - 0.0%
Lexington County Health Services District, Inc.,
Series 2016, RB, 5.00%, 11/01/41 ...... 20 23,089
South Carolina Public Service Authority, Series
2016D, RB, 2.39%, 12/01/23 .......... 56 58,840
81,929
Tennessee - 0.0%
Tennessee Housing Development Agency:
Series 2018-3, RB, 3.85%, 07/01/43 ..... 10 10,795
Series 2018-3, RB, 3.95%, 01/01/49 ..... 5 5,392
16,187
Texas - 0.1%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 45 67,938
Dallas/Fort Worth International Airport, Series
2019A-2, RB, 3.14%, 11/01/45 ......... 15 15,690
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 115 171,206
Texas A&M University, Series 2017B, RB,
2.84%, 05/15/27 .................. 30 33,547
Texas Municipal Gas Acquisition & Supply Corp.
I, Series 2008D, RB, 6.25%, 12/15/26 .... 5 5,957
294,338
Virginia - 0.0%
Virginia College Building Authority, Series
2020B, RB, 1.97%, 02/01/32 .......... 35 35,512
Washington - 0.0%
Central Puget Sound Regional Transit Authority,
Series 2015S-1, RB, 5.00%, 11/01/50 .... 20 23,817
Grant County Public Utility District No. 2 (The
Priest Rapids Project), Series 2015M, RB,
4.58%, 01/01/40 .................. 15 19,392
43,209
West Virginia - 0.0%
Tobacco Settlement Finance Authority, Series
2007A, RB, 7.47%, 06/01/47 .......... 35 37,222
Total Municipal Bonds — 1.0%
(Cost: $4,210,535) ............................... 4,660,058
Non-Agency Mortgage-Backed Securities — 1.4%
Collateralized Mortgage Obligations — 0.6%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 0.50%,
06/25/35
(d)
.................... 51 40,086
Series 2005-72, Class A3, 0.75%, 01/25/36
(d)
20 18,736
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 22 16,512
Series 2006-OA21, Class A1, 0.35%,
03/20/47
(d)
.................... 762 622,783

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA9, Class 2A1B, 0.36%,
07/20/46
(d)
.................... USD 120 $ 90,167
Series 2006-OC10, Class 2A3, 0.38%,
11/25/36
(d)
.................... 23 20,583
Series 2007-OA3, Class 1A1, 0.29%,
04/25/47
(d)
.................... 33 29,254
Series 2007-OA3, Class 2A2, 0.33%,
04/25/47
(d)
.................... 2 89
Series 2007-OA8, Class 2A1, 0.33%,
06/25/47
(d)
.................... 21 16,116
Series 2007-OH2, Class A2A, 0.39%,
08/25/47
(d)
.................... 10 8,786
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, 1.96%, 10/25/46
(d)
... 60 47,993
APS Resecuritization Trust
(b)(d)
:
Series 2016-1, Class 1MZ, 4.14%, 07/31/57 128 44,767
Series 2016-3, Class 3A, 3.00%, 09/27/46 . 84 83,723
Series 2016-3, Class 4A, 2.75%, 04/27/47 . 28 27,796
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(b)(d)
..... 139 132,794
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, 0.43%, 08/25/36
(d)
... 36 35,341
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 332 224,242
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.98%,
04/25/46
(d)
.................... 60 25,747
Series 2007-15, Class 2A2, 6.50%, 09/25/37 85 52,084
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 36 31,438
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 59,266
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
1.50%, 11/25/35
(d)
................. 19 3,829
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(d)
......... 27 22,086
CSMC Trust
(b)(d)
:
Series 2009-5R, Class 4A4, 3.03%,
06/25/36 ..................... 24 20,056
Series 2018-RPL8, Class A1, 4.12%,
07/25/58 ..................... 122 122,432
Series 2019-JR1, Class A1, 4.10%, 09/27/66 390 391,050
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class A2A, 0.32%,
08/25/47
(d)
...................... 117 80,719
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, 0.67%, 01/27/37
(b)(d)
..... 1 1,117
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, 3.02%, 03/25/36
(d)
.. 9 8,330
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 3 3,618
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.18%, 09/25/37
(d)
. 33 22,712
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, 0.57%, 03/25/37
(d)
....... 47 44,249
JPMorgan Mortgage Trust, Series 2017-3,
Class 1A6, 3.00%, 08/25/47
(b)(d)
........ 71 71,396
MCM Trust
(b)
:
Series 2018-NPL1, Class A, 4.00%,
05/28/58 ..................... 64 63,990
Series 2018-NPL2, Class A, 4.00%,
10/25/28
(c)(e)
................... 49 49,163
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(b)(d)
.. 71 76,042
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, 0.57%,
06/25/37
(d)
...................... USD 6 $ 4,889
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.57%,
04/25/36
(d)
...................... 12 9,585
Structured Asset Mortgage Investments II
Trust, Series 2006-AR4, Class 3A1, 0.34%,
06/25/36
(d)
...................... 14 12,924
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 68 67,922
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(e)
.................... 63 58,595
2,763,007
Commercial Mortgage-Backed Securities — 0.7%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, 2.27%, 09/15/34
(b)(d)
...... 100 96,237
BAMLL Commercial Mortgage Securities Trust
(b)
(d)
:
Series 2015-200P, Class F, 3.72%, 04/14/33 100 100,305
Series 2018-DSNY, Class D, 1.85%,
09/15/34 ..................... 100 92,404
Bayview Commercial Asset Trust
(b)(d)
:
Series 2005-4A, Class A1, 0.45%, 01/25/36 22 21,023
Series 2005-4A, Class M1, 0.60%, 01/25/36 17 15,895
Series 2006-1A, Class A2, 0.51%, 04/25/36 10 9,217
Series 2006-3A, Class A1, 0.40%, 10/25/36 14 13,171
Series 2006-3A, Class A2, 0.45%, 10/25/36 14 13,196
Series 2006-4A, Class A1, 0.38%, 12/25/36 173 160,633
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, 0.87%, 03/15/37
(b)(d)
.......... 15 14,403
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 99 104,411
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.51%,
01/12/45
(d)
...................... 11 11,384
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 4.03%, 03/15/62
(b)(d)
....... 60 62,003
BHMS, Series 2018-ATLS, Class A, 1.40%,
07/15/35
(b)(d)
..................... 100 95,891
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 100 102,012
BX Commercial Mortgage Trust, Series 2018-
IND, Class H, 3.15%, 11/15/35
(b)(d)
...... 154 150,170
BXP Trust
(b)(d)
:
Series 2017-CC, Class D, 3.67%, 08/13/37 25 24,886
Series 2017-CC, Class E, 3.67%, 08/13/37 40 37,181
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, 1.90%, 12/15/37
(b)(d)
.. 100 99,753
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%,
10/15/48 ..................... 128 131,079
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... 10 11,334
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 11,210
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(b)(d)
..................... 100 103,114
CGDBB Commercial Mortgage Trust
(b)(d)
:
Series 2017-BIOC, Class A, 0.94%,
07/15/32 ..................... 91 91,339
Series 2017-BIOC, Class D, 1.75%,
07/15/32 ..................... 91 91,244

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-BIOC, Class E, 2.30%,
07/15/32 ..................... USD 91 $ 90,453
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class D, 5.12%, 05/10/49
(b)
(d)
.......................... 10 8,500
Series 2017-C4, Class A4, 3.47%, 10/12/50 20 22,690
Commercial Mortgage Trust:
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 10 10,279
Series 2014-CR19, Class A5, 3.80%,
08/10/47 ..................... 30 32,941
Series 2014-LC15, Class A4, 4.01%,
04/10/47 ..................... 20 21,775
Series 2015-CR25, Class A4, 3.76%,
08/10/48 ..................... 40 44,749
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 44 35,156
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 10 11,019
Series 2019-C15, Class D, 3.00%,
03/15/52
(b)
.................... 28 20,604
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.33%, 04/10/37
(b)(d)
.......... 100 76,167
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 40 42,888
Series 2017-BRBK, Class E, 3.65%,
10/10/34
(d)
.................... 170 172,214
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(d)
.................... 40 39,706
Exantas Capital Corp. Ltd., Series 2019-RSO7,
Class AS, 1.65%, 04/15/36
(b)(d)
......... 100 98,137
GPMT Ltd., Series 2018-FL1, Class A, 1.06%,
11/21/35
(b)(d)
..................... 14 13,542
GS Mortgage Securities Corp. Trust
(b)(d)
:
Series 2017-500K, Class D, 1.55%,
07/15/32 ..................... 10 9,926
Series 2017-500K, Class E, 1.75%, 07/15/32 20 19,798
Series 2017-500K, Class F, 2.15%, 07/15/32 10 9,875
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%,
09/10/47 ..................... 20 21,967
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 10 11,152
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 10 8,059
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 100 96,433
IMT Trust, Series 2017-APTS, Class AFX,
3.48%, 06/15/34
(b)
................. 100 106,308
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47 30 32,865
Series 2014-C22, Class A4, 3.80%, 09/15/47 10 10,968
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
0.40%, 03/25/37
(b)(d)
................ 13 12,392
Morgan Stanley Bank of America Merrill Lynch
Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47 70 76,157
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 16 11,389
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.05%,
10/15/42
(d)
.................... 100 99,109
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(d)
.................... 32 31,739
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-CLS, Class F, 2.75%, 11/15/34
(b)
(d)
.......................... USD 84 $ 81,750
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 10 8,100
Series 2019-L2, Class A4, 4.07%, 03/15/52 13 15,333
PFP Ltd.
(b)(d)
:
Series 2019-5, Class A, 1.12%, 04/14/36 .. 15 14,616
Series 2019-5, Class AS, 1.57%, 04/14/36 . 10 9,834
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48 27 25,759
Series 2015-C31, Class A4, 3.70%, 11/15/48 10 11,185
Series 2015-P2, Class A4, 3.81%, 12/15/48 30 33,704
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
25 19,364
Series 2017-C39, Class D, 4.50%,
09/15/50
(b)(d)
................... 63 50,257
Series 2017-C41, Class D, 2.60%,
11/15/50
(b)(d)
................... 25 17,607
Series 2017-HSDB, Class A, 1.00%,
12/13/31
(b)(d)
................... 100 96,025
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 08/15/47 30 32,809
Series 2014-C22, Class C, 3.91%,
09/15/57
(d)
.................... 120 113,176
3,491,971
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(b)(d)
...... 59 13,959
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(d)
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ....................... 1,000 37,156
BBCMS Trust, Series 2015-SRCH, Class XA,
1.12%, 08/10/35
(b)
................. 998 50,376
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 4,250 98,589
Benchmark Mortgage Trust, Series 2019-B9,
Class XA, 1.21%, 03/15/52 ........... 995 71,385
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.89%, 05/10/58 .... 120 4,518
Commercial Mortgage Trust, Series 2015-3BP,
Class XA, 0.17%, 02/10/35
(b)
.......... 2,522 10,239
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 68,347
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.15%, 03/10/50
(b)
..... 811 26,760
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C19, Class XF, 1.35%,
12/15/47
(b)
...................... 100 4,398
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 1,000 1,990
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 200 2
373,760
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(n)
.... 38 4,209
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $6,649,635) ............................... 6,646,906

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Beneficial Interest
(000) Value
Other Interests — 0.0%
(o)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(g)(i)
....... USD 620 $ —
Total Other Interests — 0.0% .......................... —
Par (000)
Pa r (000)
Capital Trusts — 0.1%
Capital Markets — 0.0%
(h)(k)
Bank of New York Mellon Corp. (The), Series F,
4.62% ......................... 97 100,516
State Street Corp.:
Series F, 3.85% ................... 90 89,487
Series H, 5.63% .................. 140 144,088
334,091
Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%
(b)(h)
.... 265 267,650
Total Capital Trusts — 0.1%
(Cost: $593,656) ................................. 601,741
Shares
Shares
Rights — 0.0%
Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. (Expires 12/31/2020) 7,280 16,380
Total Rights — 0.0%
(Cost: $15,506) ................................. 16,380
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 16.4%
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates, Series
K072, Class A2, 3.44%, 12/25/27 ....... 10 11,669
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(d)
:
Series K034, Class A2, 3.53%, 07/25/23 .. 20 21,536
Series K061, Class A2, 3.35%, 11/25/26 .. 20 22,911
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-SB52, Class A10F,
3.48%, 06/25/28
(d)
................. 27 29,303
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38 15 15,943
Series 2016-158, Class VA, 2.00%, 03/16/35 82 83,790
185,152
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association,
Series 2014-52, Class AI, 0.83%, 08/16/41 15 58
Government National Mortgage Association
Variable Rate Notes:
Series 2013-63, 0.83%, 09/16/51
(d)
...... 558 13,304
Series 2016-26, 0.90%, 02/16/58
(d)
...... 391 20,158
Series 2016-92, 0.90%, 04/16/58
(d)
...... 80 4,447
Series 2016-110, 0.98%, 05/16/58
(d)
..... 99 5,983
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.16%, 02/16/58
(a)
......... 85 6,342
50,292
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 16.4%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... USD 302 $ 321,428
3.00%, 09/01/27 - 12/01/46 ........... 1,098 1,182,292
3.50%, 04/01/31 - 01/01/48 ........... 1,009 1,115,705
4.00%, 08/01/40 - 02/01/47 ........... 276 305,087
4.50%, 02/01/39 - 04/01/49 ........... 1,821 2,028,859
5.00%, 10/01/41 - 11/01/41 ........... 183 209,260
5.50%, 06/01/41 .................. 78 90,284
6.00%, 01/01/34 .................. 40 44,912
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 11 12,339
Government National Mortgage Association:
2.00%, 10/15/50
(p)
................. 95 98,696
2.50%, 10/15/50 - 11/15/50
(p)
.......... 1,992 2,090,336
3.00%, 02/15/45 - 09/20/50 ........... 2,995 3,164,535
3.00%, 10/15/50 - 11/15/50
(p)
.......... 1,475 1,543,782
3.50%, 01/15/42 - 10/20/46 ........... 4,180 4,479,020
4.00%, 04/20/39 - 12/20/47 ........... 481 521,747
4.00%, 10/15/50
(p)
................. 1,281 1,361,038
4.50%, 12/20/39 - 04/20/50 ........... 1,137 1,231,862
4.50%, 10/15/50
(p)
................. 102 109,299
5.00%, 12/15/38 - 07/20/42 ........... 115 131,136
5.00%, 10/15/50
(p)
................. 48 52,251
7.50%, 03/15/32 .................. 2 2,480
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32 ........... 183 191,065
2.00%, 10/25/35 - 10/25/50
(p)
.......... 8,152 8,432,888
2.50%, 09/01/27 - 10/01/50 ........... 1,327 1,413,653
2.50%, 10/25/35 - 10/25/50
(p)
.......... 7,783 8,162,357
3.00%, 04/01/29 - 09/01/50 ........... 6,733 7,215,820
3.00%, 10/25/35 - 11/25/50
(p)
.......... 5,936 6,219,770
3.50%, 04/01/29 - 02/01/50 ........... 4,239 4,674,976
3.50%, 10/25/35 - 10/25/50
(p)
.......... 182 191,905
4.00%, 10/01/33 - 09/01/50 ........... 2,527 2,795,047
4.00%, 10/25/50 - 11/25/50
(p)
.......... 8,293 8,850,080
4.50%, 02/01/25 - 01/01/50 ........... 8,651 9,579,807
4.50%, 10/25/50
(p)
................. 1,039 1,123,906
5.00%, 09/01/35 - 06/01/45 ........... 234 268,191
5.00%, 10/25/50
(p)
................. 529 579,648
5.50%, 02/01/35 - 04/01/41 ........... 490 572,576
6.00%, 12/01/27 - 06/01/41 ........... 282 332,277
6.50%, 05/01/40 .................. 82 98,536
80,798,850
Total U.S. Government Sponsored Agency Securities — 16.4%
(Cost: $79,088,474) ............................... 81,034,294
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bonds:
4.25%, 05/15/39 .................. 66 101,385
4.50%, 08/15/39 .................. 82 129,832
4.38%, 11/15/39 .................. 82 128,298
3.13%, 02/15/43 .................. 332 450,677
2.88%, 05/15/43 - 11/15/46 ........... 597 785,327
3.63%, 08/15/43 .................. 332 484,915
3.75%, 11/15/43 .................. 332 494,083
3.00%, 02/15/48 .................. 307 418,192
2.25%, 08/15/49
(q)
................. 1,285 1,532,613
2.38%, 11/15/49
(q)
................. 873 1,068,948
1.38%, 08/15/50 .................. 262 257,128
U.S. Treasury Inflation Linked Bonds,
0.25%, 02/15/50 .................. 716 845,870
U.S. Treasury Inflation Linked Notes:
0.63%, 04/15/23 .................. 5,599 5,858,881
0.13%, 07/15/30 .................. 438 486,758

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.13%, 07/31/21 .................. USD 1,403 $ 1,414,728
1.75%, 07/31/21 - 11/15/29 ........... 4,906 5,174,407
1.50%, 01/31/22 - 02/15/30 ........... 3,613 3,751,759
2.13%, 12/31/22 - 05/15/25 ........... 1,937 2,069,999
2.75%, 05/31/23 .................. 623 666,148
0.25%, 06/15/23 - 08/31/25 ........... 1,480 1,480,806
1.38%, 01/31/25 .................. 41 43,016
2.00%, 02/15/25 .................. 782 841,902
2.25%, 08/15/27 .................. 623 698,904
2.88%, 08/15/28 .................. 188 222,024
3.13%, 11/15/28 .................. 188 226,569
1.63%, 08/15/29 .................. 267 290,780
Total U.S. Treasury Obligations — 6.1%
(Cost: $28,125,797) ............................... 29,923,949
Total Long-Term Investments — 104.7%
(Cost: $474,592,692) .............................. 516,017,981
Short-Term Securities — 4.8%
Borrowed Bond Agreements — 0.7%
(r)
Bank of America Securities, Inc.,
0.00%, 10/01/20 (Purchased on 09/30/20
to be repurchased at USD 754,729,
collateralized by U.S. Treasury Bonds,
1.25%, due at 05/15/49, par and fair value of
USD 788,000 and $749,093, respectively) . 758 758,450
Bank of America Securities, Inc.,
0.01%, 10/01/20 (Purchased on 09/30/20
to be repurchased at USD 424,130,
collateralized by U.S. Treasury Notes,
0.63%, due at 08/15/30, par and fair value of
USD 425,000 and $422,875, respectively) . 424 424,469
Bank of America Securities, Inc.,
0.02%, 10/01/20 (Purchased on 09/30/20
to be repurchased at USD 58,416,
collateralized by U.S. Treasury Notes,
0.38%, due at 04/30/25, par and fair value of
USD 58,000 and $58,342, respectively) ... 59 58,507
Bank of America Securities, Inc.,
0.06%, 10/01/20 (Purchased on 09/30/20
to be repurchased at USD 12,847,
collateralized by U.S. Treasury Bonds,
1.38%, due at 08/15/49, par and fair value of
USD 13,000 and $12,758, respectively) ... 13 12,870
Bank of America Securities, Inc.,
0.06%, 10/01/20 (Purchased on 09/30/20
to be repurchased at USD 1,966,813,
collateralized by U.S. Treasury Notes,
0.63%, due at 05/15/30, par and fair
value of USD 1,969,000 and $1,963,155,
respectively) ..................... 1,971 1,971,461
Bank of America Securities, Inc.,
0.06%, 10/01/20 (Purchased on 09/30/20
to be repurchased at USD 91,196,
collateralized by U.S. Treasury Bonds,
2.00%, due at 02/15/49, par and fair value of
USD 80,000 and $90,763, respectively) ... 91 91,400
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Bank of America Securities, Inc.,
0.06%, 10/01/20 (Purchased on 09/30/20
to be repurchased at USD 218,135,
collateralized by U.S. Treasury Notes,
0.25%, due at 06/30/25, par and fair value of
USD 218,000 and $217,923, respectively) . USD 218 $ 218,273
Total Borrowed Bond Agreements — 0.7%
Shares
Shares
Money Market Funds — 4.1%
(s)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% .................... 12,670,932 12,670,932
SL Liquidity Series, LLC, Money Market Series,
0.25%
(t)
........................ 7,479,483 7,482,474
Total Money Market Funds — 4.1%
(Cost: $20,153,815) ............................... 20,153,406
Total Short-Term Securities — 4.8%
(Cost: $23,689,245) ............................... 23,688,836
Total Options Purchased — 0.0%
(Cost: $212,962) ................................. 96,812
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 109.5%
(Cost: $498,494,899 ) .............................. 539,803,629
Total Options Written — (0.0)%
(Premium Received — $66,271) ...................... (32,785)
Par (000)
Pa r (000)
Borrowed Bonds — (0.7)%
U.S. Treasury Obligations — (0.7)%
U.S. Treasury Bonds:
1.25%, 05/15/50 .................. 788 (749,093)
1.38%, 08/15/50 .................. 13 (12,758)
2.00%, 02/15/50 .................. 80 (90,762)
U.S. Treasury Notes:
0.25%, 06/30/25 .................. 218 (217,923)
0.38%, 04/30/25 .................. 58 (58,342)
0.63%, 05/15/30 - 08/15/30 ........... 2,394 (2,386,030)
(3,514,908)
Total U.S. Treasury Obligations — (0.7)%
(Proceeds: $3,546,423) ............................
(3,514,908)
Total Borrowed Bonds — (0.7)%
(Proceeds: $3,546,423) ............................
(3,514,908)
TBA Sale Commitments — (5.5)%
(p)
Mortgage-Backed Securities — (5.5)%
Government National Mortgage Association:
2.50%, 10/15/50 .................. 500 (525,098)
3.00%, 10/15/50 .................. 601 (629,277)
3.50%, 10/15/50 .................. 575 (605,435)
4.50%, 10/15/50 .................. 702 (763,096)
5.00%, 10/15/50 .................. 48 (52,251)
Uniform Mortgage-Backed Securities:
3.50%, 10/25/35 - 10/25/50 ........... 1,623 (1,711,322)
4.00%, 10/25/35 - 10/25/50 ........... 1,236 (1,316,509)
2.00%, 10/25/50 .................. 170 (175,764)

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50%, 10/25/50 - 11/25/50 ........... USD 11,359 $ (11,908,533)
3.00%, 10/25/50 - 11/25/50 ........... 8,950 (9,376,322)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 10/25/50 .................. USD 28 $ (30,288)
Total TBA Sale Commitments — (5.5)%
(Proceeds: $27,109,235) ........................... (27,093,895)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 103.3%
(Cost: $467,772,970 ) .............................. 509,162,041
Liabilities in Excess of Other Assets — (3.3)% ............. (16,234,133)
Net Assets — 100.0% ............................... $ 492,927,908
(a)
Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)
All or a portion of this security is on loan.
(g)
Non-income producing security.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Variable rate security. Rate shown is the rate in effect as of period end.
(l)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(m)
U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(n)
Zero-coupon bond.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Represents or includes a TBA transaction.
(q)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(r)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 7,564,319 $ 5,106,613 $ — $ — $ — $ 12,670,932 12,670,932 $ 41,710 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 15,398,268 — (7,906,848) (8,165) (781) 7,482,474 7,479,483 42,297
(b)
—
BlackRock Allocation Target
Shares- BATS Series A .... 3,137,512 9,060,004 — — (45,147) 12,152,369 1,226,273 164,224 3
iShares iBoxx $ High Yield
Corporate Bond ETF ..... — 1,361,916 (927,597) 43,837 (4,960) 473,196 5,640 3,740 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
.... — 1,774,365 (1,842,183) 67,818 — — — 6,101 —
$ 103,490 $ (50,888) $ 32,778,971 $ 258,072 3
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 80 12/18/20 $ 13,408 $ 13,564
U.S. Treasury 10 Year Note ................................................... 107 12/21/20 14,930 5,818
U.S. Treasury Long Bond .................................................... 9 12/21/20 1,587 1,978
U.S. Treasury Ultra Bond .................................................... 28 12/21/20 6,211 (10,545)
Long Gilt ............................................................... 5 12/29/20 878 (2,341)
U.S. Treasury 2 Year Note .................................................... 55 12/31/20 12,153 4,036
U.S. Treasury 5 Year Note .................................................... 55 12/31/20 6,932 579
13,089
Short Contracts
Euro-Bund .............................................................. 9 12/08/20 1,842 608
Canada 10 Year Bond ...................................................... 10 12/18/20 1,140 906
U.S. Treasury 10 Year Ultra Note ............................................... 42 12/21/20 6,717 (25,964)
(24,450)
$ (11,361)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 1,291,784 USD 230,000 Citibank NA 10/02/20 $ 23
USD 81,000 BRL 437,224 Barclays Bank plc 10/02/20 3,145
USD 48,000 BRL 257,424 BNP Paribas SA 10/02/20 2,162
USD 251,000 BRL 1,359,360 Citibank NA 10/02/20 8,944
USD 17,815 EUR 15,000 Citibank NA 10/05/20 227
AUD 29,000 USD 20,656 Bank of America NA 10/06/20 115
USD 21,294 AUD 29,000 BNP Paribas SA 10/06/20 523
AUD 110,000 USD 77,460 Barclays Bank plc 10/14/20 1,330
CLP 37,788,000 USD 48,000 Citibank NA 10/14/20 140
EUR 41,000 USD 47,926 Bank of America NA 10/14/20 157
EUR 41,000 USD 47,951 Deutsche Bank AG 10/14/20 132
JPY 13,065,961 AUD 168,500 Bank of America NA 10/14/20 3,214
JPY 9,381,318 USD 88,200 HSBC Bank plc 10/14/20 764
KRW 179,648,700 USD 154,000 JPMorgan Chase Bank NA 10/14/20 72
MXN 864,544 USD 39,000 Barclays Bank plc 10/14/20 43
RUB 4,573,880 USD 58,000 BNP Paribas SA 10/14/20 800
USD 52,938 AUD 72,000 BNP Paribas SA 10/14/20 1,367
USD 48,000 CLP 36,876,000 Citibank NA 10/14/20 1,022
USD 39,000 COP 142,935,000 Citibank NA 10/14/20 1,674
USD 48,000 COP 178,752,000 JPMorgan Chase Bank NA 10/14/20 1,321
USD 115,666 EUR 98,000 HSBC Bank plc 10/14/20 736
USD 22,508 EUR 19,000 JPMorgan Chase Bank NA 10/14/20 226
USD 53,440 EUR 45,000 Morgan Stanley & Co. International plc 10/14/20 666
USD 35,573 EUR 30,000 UBS AG 10/14/20 391
USD 96,000 HUF 29,368,320 Bank of America NA 10/14/20 1,286
USD 48,000 JPY 5,018,323 UBS AG 10/14/20 411
USD 96,000 KRW 111,772,800 Barclays Bank plc 10/14/20 140
USD 131,207 MXN 2,801,860 Citibank NA 10/14/20 4,675
USD 90,000 MXN 1,934,190 Deutsche Bank AG 10/14/20 2,652
USD 189,842 MXN 4,051,853 HSBC Bank plc 10/14/20 6,861
USD 48,951 MXN 1,083,894 UBS AG 10/14/20 3
USD 76,000 PLN 287,258 Bank of America NA 10/14/20 1,684
USD 58,000 RUB 4,429,460 Bank of America NA 10/14/20 1,058
USD 221,000 RUB 16,756,422 Citibank NA 10/14/20 5,588
USD 77,000 ZAR 1,263,932 BNP Paribas SA 10/14/20 1,654
ZAR 1,794,900 USD 106,000 BNP Paribas SA 10/14/20 998

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 985,258 USD 58,000 Citibank NA 10/14/20 $ 734
USD 72,000 BRL 398,282 BNP Paribas SA 11/04/20 1,142
USD 142,177 COP 527,256,515 Barclays Bank plc 12/04/20 4,868
USD 48,503 MXN 1,040,135 Deutsche Bank AG 12/04/20 1,808
USD 568,403 RUB 43,026,085 Citibank NA 12/04/20 17,939
EUR 210,000 USD 244,914 Bank of America NA 12/16/20 1,734
EUR 200,000 USD 234,435 Deutsche Bank AG 12/16/20 468
EUR 820,000 USD 959,095 JPMorgan Chase Bank NA 12/16/20 4,007
GBP 839,653 EUR 910,000 BNP Paribas SA 12/16/20 15,183
USD 14,167 EUR 11,904 Bank of America NA 12/16/20 185
USD 1,213,519 EUR 1,020,000 BNP Paribas SA 12/16/20 15,514
USD 794,293 EUR 669,329 Citibank NA 12/16/20 8,156
USD 12,690 EUR 10,671 JPMorgan Chase Bank NA 12/16/20 157
USD 1,090,689 EUR 919,096 Morgan Stanley & Co. International plc 12/16/20 11,197
139,296
BRL 397,973 USD 72,000 BNP Paribas SA 10/02/20 (1,135)
BRL 411,684 USD 78,000 Citibank NA 10/02/20 (4,694)
AUD 126,000 USD 92,099 UBS AG 10/14/20 (1,849)
COP 324,342,000 USD 87,000 Citibank NA 10/14/20 (2,302)
EUR 252,000 USD 298,504 BNP Paribas SA 10/14/20 (2,972)
EUR 55,000 USD 64,918 Citibank NA 10/14/20 (417)
HUF 23,346,760 USD 76,798 Bank of America NA 10/14/20 (1,504)
HUF 5,841,948 USD 19,202 Citibank NA 10/14/20 (362)
JPY 7,990,438 AUD 106,000 Deutsche Bank AG 10/14/20 (150)
MXN 2,043,610 USD 96,000 Citibank NA 10/14/20 (3,711)
MXN 1,228,751 USD 56,000 Deutsche Bank AG 10/14/20 (510)
MXN 5,859,207 USD 274,310 UBS AG 10/14/20 (9,711)
PLN 433,984 USD 116,000 Bank of America NA 10/14/20 (3,722)
RUB 16,641,676 USD 221,000 Citibank NA 10/14/20 (7,064)
USD 182,108 EUR 156,000 JPMorgan Chase Bank NA 10/14/20 (840)
USD 92,000 JPY 9,798,794 BNP Paribas SA 10/14/20 (922)
USD 58,000 KRW 67,668,600 Bank of America NA 10/14/20 (34)
USD 37,362 MXN 841,635 Morgan Stanley & Co. International plc 10/14/20 (646)
USD 29,638 MXN 668,303 UBS AG 10/14/20 (542)
USD 40,000 RUB 3,179,600 Bank of America NA 10/14/20 (876)
USD 18,000 RUB 1,428,966 BNP Paribas SA 10/14/20 (370)
USD 58,000 RUB 4,559,380 Citibank NA 10/14/20 (612)
USD 58,000 ZAR 986,812 Bank of America NA 10/14/20 (826)
USD 260,598 ZAR 4,410,830 BNP Paribas SA 10/14/20 (2,342)
ZAR 956,333 USD 58,000 Bank of America NA 10/14/20 (991)
KZT 5,342,567 USD 12,590 Citibank NA 10/23/20 (334)
USD 20,657 AUD 29,000 Bank of America NA 11/04/20 (116)
IDR 1,044,000,000 USD 70,455 BNP Paribas SA 12/04/20 (701)
IDR 1,044,000,000 USD 70,684 Citibank NA 12/04/20 (930)
RUB 1,352,914 USD 17,587 Bank of America NA 12/04/20 (278)
RUB 11,859,075 USD 154,254 Credit Suisse International 12/04/20 (2,532)
RUB 2,701,762 USD 35,244 HSBC Bank plc 12/04/20 (678)
USD 179,893 CNY 1,237,000 Barclays Bank plc 12/04/20 (1,626)
USD 1,133,953 CNY 7,794,000 Citibank NA 12/04/20 (9,750)
USD 29,985 CNY 206,000 HSBC Bank plc 12/04/20 (244)
USD 424,877 IDR 6,431,788,001 Standard Chartered Bank 12/04/20 (4,856)
EUR 370,000 GBP 343,374 BNP Paribas SA 12/16/20 (8,725)
EUR 540,000 GBP 499,829 Citibank NA 12/16/20 (11,040)
EUR 225,958 USD 268,159 Bank of America NA 12/16/20 (2,768)
EUR 224,531 USD 264,285 Bank of America NA 12/16/20 (570)
EUR 930,000 USD 1,104,677 BNP Paribas SA 12/16/20 (12,378)
EUR 1,210,000 USD 1,437,244 Citibank NA 12/16/20 (16,081)
EUR 24,042 USD 28,541 Deutsche Bank AG 12/16/20 (303)
EUR 225,469 USD 267,225 Morgan Stanley & Co. International plc 12/16/20 (2,408)
USD 2,405,895 CNY 16,541,252 Standard Chartered Bank 12/16/20 (19,458)
USD 293,472 EUR 250,000 BNP Paribas SA 12/16/20 (156)
USD 211,387 EUR 180,000 Citibank NA 12/16/20 (25)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 527,033 EUR 450,000 Deutsche Bank AG 12/16/20 $ (1,499)
USD 1,592,685 EUR 1,360,000 JPMorgan Chase Bank NA 12/16/20 (4,655)
USD 90,000 TRY 722,421 JPMorgan Chase Bank NA 12/29/20 (969)
(152,184)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Deutsche Bank AG 10/29/20 USD 1.22 USD 1.22 EUR 10 $ 292
USD Currency ............... Down and In BNP Paribas SA 10/30/20 ZAR 16.50 ZAR 15.65 USD 192 47
USD Currency ............... Down and In BNP Paribas SA 11/02/20 ZAR 16.58 ZAR 15.68 USD 426 135
USD Currency ............... Down and In Bank of America NA 11/02/20 ZAR 17.03 ZAR 16.13 USD 484 571
USD Currency ............... Down and In
Morgan Stanley & Co.
International plc 11/02/20 MXN 21.40 MXN 20.40 USD 910 164
1,209
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 11/20/20 MXN 21.90 MXN 21.25 USD 96 472
$ 1,681
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar December 2020 Futures .......... 536 12/11/20 USD 99.63 USD 134,000 $ 26,800
90-day Eurodollar June 2021 Futures .............. 208 06/11/21 USD 99.25 USD 52,000 39,000
$ 65,800
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 10/15/20 ZAR 17.00 USD 144 $ 1,338
USD Currency ........................... JPMorgan Chase Bank NA 10/23/20 IDR 15,000.00 USD 144 1,183
USD Currency ........................... Citibank NA 10/30/20 MXN 22.50 USD 77 1,233
USD Currency ........................... Deutsche Bank AG 11/03/20 CLP 775.00 USD 186 4,203
USD Currency ........................... JPMorgan Chase Bank NA 11/03/20 TWD 30.00 USD 130 70
USD Currency ........................... Citibank NA 11/06/20 TRY 7.70 USD 60 1,821
9,848
Put
USD Currency ........................... Citibank NA 10/01/20 MXN 21.50 USD 148 5
USD Currency ........................... Citibank NA 10/02/20 RUB 73.50 USD 272 —
USD Currency ........................... Bank of America NA 10/07/20 BRL 5.30 USD 130 31
USD Currency ........................... Bank of America NA 10/09/20 MXN 23.80 USD 87 6,548
USD Currency ........................... Morgan Stanley & Co. International plc 10/09/20 MXN 21.30 USD 134 206
AUD Currency ........................... Morgan Stanley & Co. International plc 10/14/20 JPY 72.40 AUD 3,363 1,597
USD Currency ........................... Bank of America NA 10/30/20 ZAR 17.00 USD 116 3,221
USD Currency ........................... BNP Paribas SA 10/30/20 RUB 79.00 USD 116 3,285
USD Currency ........................... Citibank NA 10/30/20 MXN 21.50 USD 96 773

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Goldman Sachs International 10/30/20 JPY 104.50 USD 116 $ 380
USD Currency ........................... Morgan Stanley & Co. International plc 10/30/20 MXN 21.80 USD 144 1,827
USD Currency ........................... Morgan Stanley & Co. International plc 10/30/20 MXN 20.90 USD 154 429
USD Currency ........................... Citibank NA 11/09/20 RUB 75.00 USD 154 1,181
19,483
$ 29,331
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch
Morgan Stanley & Co.
International plc 10/30/20 MXN 22.75 USD 22.75 USD 2 $ (642)
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 11/20/20 MXN 21.40 MXN 21.25 USD 96 (205)
$ (847)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures ............... 208 06/11/21 USD 98.75 USD 52,000 $ (7,800)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Bank of America NA — 10/07/20 BRL 5.45 USD 130 $ (4,314)
USD Currency .............. JPMorgan Chase Bank NA — 10/23/20 IDR 15,500.00 USD 216 (489)
USD Currency .............. Bank of America NA — 10/30/20 ZAR 18.00 USD 116 (497)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 22.50 USD 154 (2,467)
USD Currency .............. Deutsche Bank AG — 11/03/20 CLP 810.00 USD 224 (1,490)
USD Currency .............. Citibank NA — 11/09/20 RUB 78.00 USD 116 (2,678)
iShares iBoxx $ Investment Grade
Corporate Bond ETF ....... UBS AG 19,400 11/20/20 USD 140.00 USD 2,613 (2,522)
(14,457)
Put
USD Currency .............. Citibank NA — 10/02/20 RUB 70.50 USD 199 –
USD Currency .............. Bank of America NA — 10/09/20 MXN 22.80 USD 139 (4,671)
AUD Currency .............. Morgan Stanley & Co. International plc — 10/14/20 JPY 70.15 AUD 4,204 (369)
USD Currency .............. Bank of America NA — 10/30/20 ZAR 16.25 USD 174 (1,283)
USD Currency .............. BNP Paribas SA — 10/30/20 RUB 76.80 USD 174 (2,205)
USD Currency .............. Goldman Sachs International — 10/30/20 JPY 102.50 USD 116 (95)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 20.20 USD 154 (106)
USD Currency .............. Morgan Stanley & Co. International plc — 10/30/20 MXN 21.20 USD 144 (698)
USD Currency .............. Deutsche Bank AG — 11/03/20 CLP 740.00 USD 94 (110)
USD Currency .............. Citibank NA — 11/06/20 TRY 7.25 USD 60 (144)
(9,681)
$ (24,138)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.51% Monthly 10/01/20
(a)
09/29/22 MXN 13,273 $ — $ — $ —
1 day Fed Funds At Termination 0.04% At Termination 09/19/22
(a)
09/19/23 USD 9,481 (1,981) — (1,981)
1 day Fed Funds At Termination 0.05% At Termination 09/19/22
(a)
09/19/23 USD 18,961 (1,523) — (1,523)
1 day Fed Funds At Termination 0.04% At Termination 09/23/22
(a)
09/23/23 USD 9,471 (1,843) — (1,843)
1 day SONIA At Termination (0.11)% At Termination 09/29/22
(a)
09/29/23 GBP 1,896 (667) — (667)
1 day SONIA At Termination (0.12)% At Termination 09/29/22
(a)
09/29/23 GBP 1,868 (850) — (850)
1 day SONIA At Termination (0.12)% At Termination 09/29/22
(a)
09/29/23 GBP 1,896 (790) — (790)
28 day MXIBTIIE Monthly 6.67% Monthly N/A 08/12/24 MXN 3,217 9,605 — 9,605
28 day MXIBTIIE Monthly 6.72% Monthly N/A 08/13/24 MXN 2,768 8,466 — 8,466
28 day MXIBTIIE Monthly 6.59% Monthly N/A 11/08/24 MXN 1,973 5,763 — 5,763
3 month BA Semi-Annual 0.75% Semi-Annual N/A 05/26/25 CAD 1,235 1,426 — 1,426
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 620 2,958 (4) 2,962
3 month BA Semi-Annual 0.85% Semi-Annual N/A 06/04/25 CAD 620 2,912 — 2,912
3 month BA Semi-Annual 0.70% Semi-Annual N/A 08/06/25 CAD 2,485 (3,396) — (3,396)
3 month BA Semi-Annual 0.77% Semi-Annual N/A 08/31/25 CAD 200 202 — 202
0.39% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 18,961 (887) — (887)
0.38% At Termination 1 day Fed Funds At Termination 09/18/24
(a)
09/18/25 USD 9,481 960 — 960
0.39% At Termination 1 day Fed Funds At Termination 09/23/24
(a)
09/23/25 USD 9,471 (121) — (121)
$ 20,234 $ (4) $ 20,238
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% At Termination 1 month HICPXT At Termination 09/15/25 EUR 665 $ (4,848) $ — $ (4,848)
0.73% At Termination 1 month HICPXT At Termination 09/15/25 EUR 665 (5,261) — (5,261)
1 month HICPXT At Termination 0.96% At Termination 09/15/30 EUR 665 7,920 — 7,920
1 month HICPXT At Termination 0.98% At Termination 09/15/30 EUR 665 9,277 — 9,277
$ 7,088 $ — $ 7,088
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/25 USD 35 $ 2,479 $ 1,979 $ 500
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 226 16,019 14,446 1,573
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 150 10,624 8,974 1,650
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 40 2,833 2,205 628
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/25 USD 30 2,125 1,696 429
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 20 490 363 127
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 20 490 343 147
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 427 10,466 8,279 2,187
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 35 858 804 54
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 80 1,961 1,490 471
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 20 490 371 119
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 10 245 177 68
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 205 1,566 206 1,360
Republic of Indonesia ....... 1.00 Quarterly Citibank NA 12/20/25 USD 30 229 71 158

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Indonesia ....... 1.00 % Quarterly Citibank NA 12/20/25 USD 30 $ 229 $ 56 $ 173
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 USD 45 344 91 253
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 84 8,586 7,928 658
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 294 30,147 28,237 1,910
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 35 3,642 3,412 230
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 224 22,983 21,528 1,455
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 105 10,773 9,846 927
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 87 1,100 635 465
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 80 1,009 771 238
Russian Federation ........ 1.00 Quarterly Bank of America NA 12/20/25 USD 105 1,321 808 513
Russian Federation ........ 1.00 Quarterly Citibank NA 12/20/25 USD 37 471 250 221
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 348 8,602 6,434 2,168
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 30 742 512 230
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/25 USD 40 989 622 367
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 USD 35 865 605 260
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 60 (479) 736 (1,215)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 50 (400) 622 (1,022)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 110 (879) 1,454 (2,333)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 40 (320) 491 (811)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 50 (400) 614 (1,014)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 526 110 416
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 92 (421) (69) (352)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 41 (190) (6) (184)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 20 6,671 1,821 4,850
$ – $ – $ –
$ 146,786 $ 128,912 $ 17,874
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (8) $ 8
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 A USD — — (17) 17
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 7 (1,840) (800) (1,040)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 5 (1,224) (406) (818)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB USD 20 (6,671) (1,505) (5,166)
$ (9,735) $ (2,736) $ (6,999)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.27% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/16/21 USD 550 $ (16,889) $ — $ (16,889)
1 day
BZDIOVER At Termination 3.10% At Termination Citibank NA 01/03/22 BRL 2,018 411 — 411
1 day
BZDIOVER At Termination 4.52% At Termination BNP Paribas SA 01/02/23 BRL 2,214 595 — 595

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
i
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 5.13% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 609 $ 2,724 $ — $ 2,724
28 day
MXIBTIIE Monthly 6.43% Monthly Bank of America NA 06/06/25 MXN 836 2,321 — 2,321
$ (10,838) $ — $ (10,838)
OTC Inflation Swaps
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid  (Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination (0.96)% At Termination Citibank NA 04/15/21 USD 1,296 $ (21,854) $ — $ (21,854)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 1,296 (22,314) — (22,314)
1 month USCPI At Termination (1.00)% At Termination Citibank NA 04/15/21 USD 1,296 (22,314) — (22,314)
1 month USCPI At Termination (1.02)% At Termination Citibank NA 04/15/21 USD 1,296 (22,551) — (22,551)
0.04% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 1,296 26,682 — 26,682
0.02% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 1,296 27,228 — 27,228
0.01% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 1,296 27,427 — 27,427
0.00% At Termination 1 month USCPI At Termination Citibank NA 04/15/22 USD 1,296 27,725 — 27,725
1 month USCPI At Termination (0.05)% At Termination Citibank NA 04/15/22 USD 1,944 (43,448) — (43,448)
0.62% At Termination 1 month USCPI At Termination Citibank NA 04/15/24 USD 1,944 64,377 — 64,377
– $ – $ –
$ 40,958 $ — $ 40,958
– – –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.01%
1 day Fed Funds ...................................... 1 day Fed Funds 0.09
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 2.06
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.55
3 month BA .......................................... Canadian Bankers Acceptances 0.51
3 month LIBOR ....................................... London Interbank Offered Rate 0.23

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Glossary of Terms Used in this Report
Currency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
PLN Polish Zloty
RUB New Russian Ruble
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
ETF Exchange-Traded Fund
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
TBA To-be-announced
VRDN Variable Rate Demand Notes

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 12,841,019 $ 958,427 $ 13,799,446
Common Stocks ......................................... 290,507,200 — — 290,507,200
Corporate Bonds ........................................ — 65,252,378 — 65,252,378
Floating Rate Loan Interests ................................. — — 8,930 8,930
Foreign Agency Obligations ................................. — 373,000 — 373,000
Foreign Government Obligations .............................. — 10,568,134 — 10,568,134
Investment Companies .................................... 12,625,565 — — 12,625,565
Municipal Bonds ......................................... — 4,660,058 — 4,660,058
Non-Agency Mortgage-Backed Securities ........................ — 6,589,641 57,265 6,646,906
Capital Trusts ........................................... — 601,741 — 601,741
Rights ................................................ 16,380 — — 16,380
U.S. Government Sponsored Agency Securities .................... — 81,034,294 — 81,034,294
U.S. Treasury Obligations ................................... — 29,923,949 — 29,923,949
Short-Term Securities:
Borrowed Bond Agreements ................................. — 3,535,430 — 3,535,430
Money Market Funds ...................................... 12,670,932 — — 12,670,932
Options Purchased:
Foreign currency exchange contracts ........................... — 31,012 — 31,012
Interest rate contracts ...................................... 65,800 — — 65,800
Liabilities:
Investments:
Borrowed Bonds ......................................... — (3,514,908) — (3,514,908)
TBA Sale Commitments .................................... — (27,093,895) — (27,093,895)
Subtotal ....................................................
$ 315,885,877 $ 184,801,853 $ 1,024,622 $ 501,712,352

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 7,482,474
$ —
Total Investments .............................................. $ 509,194,826
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 24,830 $ — $ 24,830
Equity contracts ........................................... 13,564 — — 13,564
Foreign currency exchange contracts ............................ — 139,296 — 139,296
Interest rate contracts ....................................... 13,925 38,347 — 52,272
Other contracts ........................................... — 190,636 — 190,636
Liabilities:
Credit contracts ........................................... — (13,955) — (13,955)
Equity contracts ........................................... — (2,522) — (2,522)
Foreign currency exchange contracts ............................ — (174,647) — (174,647)
Interest rate contracts ....................................... (46,650) (28,947) — (75,597)
Other contracts ........................................... — (142,590) — (142,590)
$ (19,161) $ 30,448 $ — $ 11,287
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.